                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                       Investment Company Act File Number:
                                    811-22017

                                  The CNL Funds
               (Exact Name of Registrant as Specified in Charter)

                             450 South Orange Avenue
                                   Suite 1000
                                Orlando, FL 32801
               (Address of Principal Executive Offices)(Zip Code)

            J. Grayson Sanders                       With copies to:
             The CNL Funds
         450 South Orange Avenue                      John N. Ake
            Orlando, FL 32801             Stradley Ronon Stevens & Young, LLP
                                                2600 One Commerce Square
(Name and Address of Agent for Service)         Philadelphia, PA  19103

               Registrant's Telephone Number, including Area Code:
                                 (407) 540-2764

                      Date of Fiscal Year End: December 31

           Date of Reporting Period: October 26, 2007 - June 30, 2008

ITEM 1. PROXY VOTING RECORD.

     The proxy voting record of the CNL Global Real Estate Fund during the period from October 26, 2007 (the Fund's effective date) through June 30, 2008 is filed herewith:

--------------------------------------------------------------------------------
HANG LUNG PROPERTIES

EXCHANGE TICKER SYMBOL: 101 HK                   CUSIP/SECURITY ID: HK0101000591
SHAREHOLDER MEETING DATE: 11/5/2007

                                                                                                 HOW THE
                                                                                               REGISTRANT
                                                                                                CAST ITS
                                                                                               VOTE (E.G.
                                                                                                 FOR OR
                                                                                                 AGAINST
                                                                                              PROPOSAL, OR
                                                                                              ABSTAIN; FOR
                                                                 WHO PROPOSED     WHETHER      OR WITHHOLD     WHETHER VOTE
                                                                    MATTER:      FUND CAST      REGARDING       WAS FOR OR
                                                                   ISSUER /       VOTE ON      ELECTION OF        AGAINST
SUMMARY OF MATTER VOTED ON                                        SHAREHOLDER      MATTER      DIRECTORS)       MANAGEMENT
-------------------------------------------------------------   --------------   ---------   ---------------   ------------
1.      Receive and approve the financial statements and        Management       For         For               For
        reports of the Directors and the Auditors for the YE
        30 JUN 2007
2.      Declare a final dividend recommended by the Directors   Management       For         For               For
3.A     Re-elect Mr. Ronnie C. Chan as a Director               Management       For         For               For
3.B     Re-elect Mr. William P.Y. Ko as a Director              Management       For         For               For
3.C     Re-elect Mr. Terry S. Ng as a Director                  Management       For         For               For
3.D     Authorize the Board of Directors to fix Directors'      Management       For         For               For
        fees
4.      Re-appoint KPMG as the Auditors of the Company at a     Management       For         For               For
        fee to be agreed with the Directors
5.A     Authorize the Directors of the Company, during the      Management       For         For               For
        relevant period[as specified] to purchase its shares
        in the capital of the Company on The Stock Exchange of
        Hong Kong Limited [the StockExchange] or on any other
        stock exchange recognized for this purpose by the
        Securities and Futures Commission and the
        Stock Exchange under the Hong Kong Code on Share
        Repurchases, not exceeding 10% of the aggregate
        nominal amount of the issued share capital of the
        Company at the date of passing this resolution, and
        the said approval shall be limited
        accordingly; [Authority expires the earlier of the
        conclusion of the next AGM of the Company or the
        expiration of the period within which the next AGM of
        the Company is required by Law to be held]
5.B     Authorize the Directors of the Company, pursuant to     Management       For         For               For
        Section 57B of the Companies Ordinance, to allot,
        issue and deal with additional shares in the capital
        of the Company or options, warrants or similar rights
        to subscribe for any shares or such convertible
        securities and to make or grant offers, agreements
        and options, during and after the relevant period, not
        exceeding 20% of the aggregate nominal amount of the
        share capital of the Company in issue at the date of
        passing this resolution and if the Directors are so
        authorized by a separate ordinary resolution of the
        shareholders of the Company set out as Resolution No.
        5.C as specified, the nominal amount of the share
        capital of the Company repurchased by the Company
        subsequent to the passing of this Resolution, up to a
        maximum equivalent to 10% of the aggregate nominal
        amount of the share capital of the Company in issue
        at the date of passing this Resolution, and the said
        approval shall be limited accordingly, otherwise than
        pursuant to i) a Rights Issue [as specified]; ii) the
        exercise of rights of subscription or conversion under
        the terms of any warrants issued by the Company or any
        securities which are convertible into shares of the
        Company; iii) any option scheme or similar
        arrangement for the time being adopted for the grant
        or issue of shares or rights to acquire shares of the
        Company, or iv) any scrip dividend or
        similar arrangement providing for the allotment of
        shares in lieu of the whole or part of a dividend on
        shares of the Company in accordance with the Articles
        of Association of the Company
5.C     Authorize the Directors of the Company to exercise      Management       For         For               For
        the powers of the Company referred to in Resolution
        5.B, in respect of the share capital of the Company
        referred to in such Resolution

--------------------------------------------------------------------------------
KUNGSLEDEN

EXCHANGE TICKER SYMBOL: KLED SS                  CUSIP/SECURITY ID: SE0000549412
SHAREHOLDER MEETING DATE: 11/19/2007

                                                                                                 HOW THE
                                                                                               REGISTRANT
                                                                                                CAST ITS
                                                                                               VOTE (E.G.
                                                                                                 FOR OR
                                                                                                 AGAINST
                                                                                              PROPOSAL, OR
                                                                                              ABSTAIN; FOR
                                                                 WHO PROPOSED     WHETHER      OR WITHHOLD     WHETHER VOTE
                                                                    MATTER:      FUND CAST      REGARDING       WAS FOR OR
                                                                   ISSUER /       VOTE ON      ELECTION OF        AGAINST
SUMMARY OF MATTER VOTED ON                                        SHAREHOLDER      MATTER      DIRECTORS)       MANAGEMENT
-------------------------------------------------------------   --------------   ---------   ---------------   ------------
1.      Opening of the EGM                                      Management       For         For               For
2.      Elect the Chairman of the EGM                           Management       For         For               For
3.      Approve the voting list                                 Management       For         For               For
4.      Approve the agenda                                      Management       For         For               For
5.      Elect 1 or more persons to verify the minutes           Management       For         For               For
6.      Approve to determine whether the EGM has been duly      Management       For         For               For
        convened
7.a     Approve the Share Split: the quotient value [the        Management       For         For               For
        share capital divided by the number of shares] is
        changed by way of a so called share split, so that
        each share will be divided into 2 shares, one of which
        shall be named redemption share in VPC system and
        be redeemed in the manner specified in the Resolution
        7.C; authorize the Board of Directors to set the
        record day at VPC AB for implementation of the share
        split, the Company will have a total of 273,004,128
        outstanding shares, each share with a quotient
        value of approximately SEK 0.21, and a total share
        capital of SEK 56,875,860

7.b     Amend the wording of the Articles of Association        Management       For         For               For
        including an amendment of Section 4, in accordance
        with the following: that the permitted range of the
        share capital be reduced from a minimum of SEK
        32,000,000 and a maximum of SEK 128,000,000 to
        a minimum of SEK 28,000,000 and a maximum of
        SEK 112,000,000, in order to adjust the Articles of
        Association to the Resolution 7.C
7.c     Approve to reduce the share capital by SEK 28,437,930   Management       For         For               For
        (the reduction amount) through redemption of
        136,502,064 shares, each with a quotient value of
        approximately SEK 0.21 after implementation of the
        share split; the shares that are to be redeemed are
        the shares which, after implementation of the
        share split in accordance with Resolution 7.A, are
        named redemption shares in the VPC system; authorize
        the Directors to set the record day; the purpose of
        the reduction of the share capital is repayment to the
        shareholders, for each redeemed share a redemption
        price of SEK 11.50 shall be paid in cash, of
        which approximately SEK 11.29 exceeds the quotient
        value of the share; accordingly, the total redemption
        price is calculated to be SEK 1,569,773,736, in
        addition to the reduction amount, a calculated amount
        of SEK 1,541,335,806 will consequently be
        distributed, by use of the Company's non-restricted
        equity. Provided that the resolutions pursuant to
        Resolutions 7.A - 7.E have been registered with the
        Swedish Companies Registration Office, payment for
        the redeemed shares is estimated to be made at
        the earliest on the 20 December, 2007; the Company's
        share capital, after reduction in accordance with the
        above, amounts to SEK28,437,930, divided into, in
        total, 136,502,064 shares, each share with a quotient
        value of approximately SEK 0.21; the resolution
        to reduce the share capital is conditional upon the
        amendment of the Articles of Association in accordance
        with Resolution 7.B; after the latest resolution on
        value transfer, SEK 1,615,802,437 remains disposable
        for value transfer
7.d     Amend the wording of the Articles of Association        Management       For         For               For
        including an amendment of Section 4, in accordance
        with the following: that the permitted range of the
        share capital be increased from a minimum of SEK
        28,000,000 and a maximum of SEK 112,000,000 to
        a minimum of SEK 32,000,000 and a maximum of
        SEK 128,000,000, in order to adjust the Articles of
        Association to the Resolution 7.E
7.e     Approve to increase the Company's share capital by      Management       For         For               For
        SEK 28,437,930 by way of a bonus issue; the amount by
        which the share capital shall be increased shall be
        transferred to the share capital from the non
        restricted equity; no new shares shall be issued in
        connection with the increase of the share capital;
        after the increase, the Company's share capital will
        amount to SEK 56,875,860 divided into, in total,
        136,502,064 shares, each with a quotient value of
        approximately SEK 0.42; the issue resolution
        is conditional upon the amendment of the Articles of
        Association in accordance with the proposal in
        Resolution 7.D
8.      Approve to reduce the Statutory Fund of the Company     Management       For         For               For
        by SEK 2,063,629,662, for allocation to non-restricted
        funds to be utilized pursuant to resolutions by
        General Meetings of shareholders to come, fo11owing
        the execution of the reduction, the statutory reserve
        will be dissolved; the execution of the reduction
        resolution requires the permission of the Swedish
        Companies Registration Office or, if disputed, that
        the court permits the reduction of the statutory
        reserve
9.      Closing of the EGM                                      Management       For         For               For

--------------------------------------------------------------------------------
KERRY PROPERTIES

EXCHANGE TICKER SYMBOL: 683 HK                   CUSIP/SECURITY ID: BMG524401079
SHAREHOLDER MEETING DATE: 11/23/2007

                                                                                                 HOW THE
                                                                                               REGISTRANT
                                                                                                CAST ITS
                                                                                               VOTE (E.G.
                                                                                                 FOR OR
                                                                                                 AGAINST
                                                                                              PROPOSAL, OR
                                                                                              ABSTAIN; FOR
                                                                 WHO PROPOSED     WHETHER      OR WITHHOLD     WHETHER VOTE
                                                                    MATTER:      FUND CAST      REGARDING       WAS FOR OR
                                                                   ISSUER /       VOTE ON      ELECTION OF        AGAINST
SUMMARY OF MATTER VOTED ON                                        SHAREHOLDER      MATTER      DIRECTORS)       MANAGEMENT
-------------------------------------------------------------   --------------   ---------   ---------------   ------------
1.I     Re-elect Mr. Chan Wai Ming, William as a Director       Management       For         For               For
1.II    Re-elect Mr. Ku Moon Lun as a Director                  Management       For         For               For
1.III   Re-elect Mr. Qian Shaohua as a Director                 Management       For         For               For
2.      Approve and ratify the Agreements [as specified] and    Management       For         For               For
        the transactions contemplated thereunder; and
        authorize the Board to take all such actions as it
        considers necessary or desirable to implement and give
        effect to the Agreements and the transactions
        contemplated thereunder

--------------------------------------------------------------------------------
CAPITACOMMERCIAL TRUST

EXCHANGE TICKER SYMBOL: CCT SP                   CUSIP/SECURITY ID: SG1P32918333
SHAREHOLDER MEETING DATE: 11/23/2007

                                                                                                 HOW THE
                                                                                               REGISTRANT
                                                                                                CAST ITS
                                                                                               VOTE (E.G.
                                                                                                 FOR OR
                                                                                                 AGAINST
                                                                                              PROPOSAL, OR
                                                                                              ABSTAIN; FOR
                                                                 WHO PROPOSED     WHETHER      OR WITHHOLD     WHETHER VOTE
                                                                    MATTER:      FUND CAST      REGARDING       WAS FOR OR
                                                                   ISSUER /       VOTE ON      ELECTION OF        AGAINST
SUMMARY OF MATTER VOTED ON                                        SHAREHOLDER      MATTER      DIRECTORS)       MANAGEMENT
-------------------------------------------------------------   --------------   ---------   ---------------   ------------
 1.     Approve and ratify, for the acquisition [the            Management       For         For               For
        "Acquisition"] of the Property known as Wilkie Edge
        [as specified in the circular dated 05 NOV 2007 issued
        by CapitaCommercial Trust Management Limited, as
        Manager of CCT [the "CCT Manager"], to unit holders of
        CCT [the "Circular"]] from CapitaLand Selegie Private
        Limited ["CSPL'] for a purchase consideration of SGD
        182.7 million or [in the event that The Ascott Group
        Limited fails to obtain the approval of its
        share holders for the Lease [as specified] of
        the Serviced Apartments Component [as specified] or
        the agreement for lease dated 29 AUG 2007 [the
        "Agreement for Lease"] made between the Trustee [as
        specified], CSPL and Ascott Scotts Pte Ltd ["ASPL"] is
        annulled or terminated or deemed annulled
        or terminated pursuant to the provisions thereof
        thereby resulting in the Trustee ceasing to be obliged
        to enter into the Lease] SGD 262.0 million, on the
        terms and conditions set out in the sale and purchase
        agreement dated 20 JUL 2007 [the "Sale and
        Purchase Agreement"] made between HSBC Institutional
        Trust Services [Singapore] Limited, in its capacity as
        trustee of CCT [the "Trustee"] and CSPL; the grant of
        an option [the "Option"] to CSPL to require the
        Trustee to enter into an agreement for lease
        to facilitate the grant of a lease [the "Lease"] of
        the serviced apartments component of the Property
        [comprising 154 service department units of
        approximately 7,751 sqm of net let table area] [the
        "Serviced Apartments Component"], to a party
        nominated by CSPL, and the Trustee's entry into the
        Agreement for Lease and the Trustee's grant of the
        Lease on the terms and conditions set forth in the
        Agreement for Lease and the Lease respectively,
        in favour of ASPL, pursuant to the terms of the Sale
        and Purchase Agreement and authorize the CCT Manager,
        any Director of the CCT Manager and the Trustee to
        complete and do all such acts and things [including
        executing all such documents as may be required] as
        the CCT Manager, such director of the CCT Manager or,
        as the case may be, the Trustee may consider
        expedient or necessary or in the interests of CCT to
        give effect to the Acquisition

--------------------------------------------------------------------------------
DUNDEE REAL ESTATE INVESTMENT TRUST

                                                 CUSIP/SECURITY ID: 265270207
SHAREHOLDER MEETING DATE: 12/12/2007

                                                                                                 HOW THE
                                                                                               REGISTRANT
                                                                                                CAST ITS
                                                                                               VOTE (E.G.
                                                                                                 FOR OR
                                                                                                 AGAINST
                                                                                              PROPOSAL, OR
                                                                                              ABSTAIN; FOR
                                                                 WHO PROPOSED     WHETHER      OR WITHHOLD     WHETHER VOTE
                                                                    MATTER:      FUND CAST      REGARDING       WAS FOR OR
                                                                   ISSUER /       VOTE ON      ELECTION OF        AGAINST
SUMMARY OF MATTER VOTED ON                                        SHAREHOLDER      MATTER      DIRECTORS)       MANAGEMENT
-------------------------------------------------------------   --------------   ---------   ---------------   ------------
01.     APPROVAL OF A SPECIAL RESOLUTION OF UNIT HOLDERS OF     Management       For         For               For
        DUNDEE REIT (THE TEXT OF WHICH IS ANNEXED AS APPENDIX
        A TO THE ACCOMPANYING MANAGEMENT INFORMATION CIRCULAR)
        TO AUTHORIZE AND APPROVE A MODIFICATION OF DUNDEE
        REIT'S ORGANIZATIONAL STRUCTURE.

--------------------------------------------------------------------------------
CHINA RESOURCES LAND LTD.

EXCHANGE TICKER SYMBOL: 1109 HK                  CUSIP/SECURITY ID: KYG2108Y1052
SHAREHOLDER MEETING DATE: 12/21/2007

                                                                                                 HOW THE
                                                                                               REGISTRANT
                                                                                                CAST ITS
                                                                                               VOTE (E.G.
                                                                                                 FOR OR
                                                                                                 AGAINST
                                                                                              PROPOSAL, OR
                                                                                              ABSTAIN; FOR
                                                                 WHO PROPOSED     WHETHER      OR WITHHOLD     WHETHER VOTE
                                                                    MATTER:      FUND CAST      REGARDING       WAS FOR OR
                                                                   ISSUER /       VOTE ON      ELECTION OF        AGAINST
SUMMARY OF MATTER VOTED ON                                        SHAREHOLDER      MATTER      DIRECTORS)       MANAGEMENT
-------------------------------------------------------------   --------------   ---------   ---------------   ------------
01.     Approve the conditional sale and purchase agreement     Management       For         For               For
        [the 'Sale and Purchase Agreement'] dated 03 DEC 2007
        entered into between Gain Ahead Group Limited [the
        'Vendor'], China Resources (Holdings) Company Limited
        [the 'Guarantor'] and the Company [the 'Purchaser']
        [as specified] in relation to, among other matters,
        the Acquisition [as specified [the 'Circular'] of
        the Company to its shareholders dated 05 DEC 2007] [as
        specified] and all the transactions contemplated
        thereby including but not limited to the allotment and
        issuance to the Vendor [or as it may direct] of
        269,090,909 ordinary shares of HKD 0.10 each in
        the capital of the Company at the issue price of HKD
        16.83 each credited as fully paid up and ranking pari
        passu with the existing issued shares of the Company
        [the 'Consideration Shares'] to the Vendor [or as it
        may direct] pursuant to the Sale and
        Purchase Agreement; and authorize the Directors to
        sign, execute, perfect and deliver all such documents
        and deeds, and do all such actions which are in their
        opinion necessary, appropriate, desirable or expedient
        for the implementation and completion of the Sale
        and Purchase Agreement, the allotment and issuance of
        the Consideration Shares to the Vendor [or as it may
        direct], all other transactions contemplated under or
        incidental to the Sale and Purchase Agreement and all
        other matters incidental thereto or in connection
        therewith and to agree to the variation and waiver
        of any of the matters relating thereto that are, in
        the opinion of the Directors, appropriate, desirable
        or expedient in the context of the Acquisition and are
        in the best interests of the Company
2.      Approve and ratify the continuing connected             Management       For         For               For
        transactions, as specified [the 'Circular'] of the
        Company to its shareholders dated 05 DEC 2007, the
        Construction Caps and the Decoration Caps as specified
        and authorize any one Director of the Company or
        any other person authorized by the Board of Directors
        of the Company from time to time for and on behalf of
        the Company to execute all such other documents and
        agreements and do such acts or things as he or she may
        in his or her absolute discretion consider to
        be necessary, desirable, appropriate or expedient to
        implement or give effect to the continuing connected
        transactions and all the matters incidental to,
        ancillary to or in connection with the Continuing
        Connected Transactions

--------------------------------------------------------------------------------
NIPPON COMMERCIAL INVESTMENT CORP.

EXCHANGE TICKER SYMBOL: 3229 JP                  CUSIP/SECURITY ID: JP3046460006
SHAREHOLDER MEETING DATE: 2/21/2008

                                                                                                 HOW THE
                                                                                               REGISTRANT
                                                                                                CAST ITS
                                                                                               VOTE (E.G.
                                                                                                 FOR OR
                                                                                                 AGAINST
                                                                                              PROPOSAL, OR
                                                                                              ABSTAIN; FOR
                                                                 WHO PROPOSED     WHETHER      OR WITHHOLD     WHETHER VOTE
                                                                    MATTER:      FUND CAST      REGARDING       WAS FOR OR
                                                                   ISSUER /       VOTE ON      ELECTION OF        AGAINST
SUMMARY OF MATTER VOTED ON                                        SHAREHOLDER      MATTER      DIRECTORS)       MANAGEMENT
-------------------------------------------------------------   --------------   ---------   ---------------   ------------
1.      Amend Articles to: Approve Minor Revisions Related to   Management       For         For               For
        the New Securities and Exchange Law, Expand Investment
        Lines, Amend the Compensation to be received by
        Supervisory Directors, etc.
2.      Approve Minor Revisions on the Contract with the        Management       For         For               For
        Asset Management Company, Pacific Commercial
        Investment Corporation, Related to the New Securities
        and Exchange Law
3.      Appoint an Executive Director                           Management       For         For               For
4.1     Appoint a Supervisory Director                          Management       For         For               For
4.2     Appoint a Supervisory Director                          Management       For         For               For
4.3     Appoint a Supervisory Director                          Management       For         For               For

--------------------------------------------------------------------------------
KERRY PROPERTIES

EXCHANGE TICKER SYMBOL: 683 HK                   CUSIP/SECURITY ID: BMG524401079
SHAREHOLDER MEETING DATE: 2/21/2008

                                                                                                 HOW THE
                                                                                               REGISTRANT
                                                                                                CAST ITS
                                                                                               VOTE (E.G.
                                                                                                 FOR OR
                                                                                                 AGAINST
                                                                                              PROPOSAL, OR
                                                                                              ABSTAIN; FOR
                                                                 WHO PROPOSED     WHETHER      OR WITHHOLD     WHETHER VOTE
                                                                    MATTER:      FUND CAST      REGARDING       WAS FOR OR
                                                                   ISSUER /       VOTE ON      ELECTION OF        AGAINST
SUMMARY OF MATTER VOTED ON                                        SHAREHOLDER      MATTER      DIRECTORS)       MANAGEMENT
-------------------------------------------------------------   --------------   ---------   ---------------   ------------
1.      Approve and ratify the Framework Reorganization         Management       For         For               For
        Agreement as amended by the Amendment Agreement [as
        specified] and the transaction contemplated
        thereunder; and authorize the Board to take all such
        actions as it considers necessary or desirable
        to implement and give effect to the Framework
        Reorganization Agreement as amended by the Amendment
        Agreement and the transactions contemplated thereunder

--------------------------------------------------------------------------------
SPONDA OYJ, HELSINKI

EXCHANGE TICKER SYMBOL: SDA1V FH                 CUSIP/SECURITY ID: FI0009006829
SHAREHOLDER MEETING DATE: 3/19/2008

                                                                                                 HOW THE
                                                                                               REGISTRANT
                                                                                                CAST ITS
                                                                                               VOTE (E.G.
                                                                                                 FOR OR
                                                                                                 AGAINST
                                                                                              PROPOSAL, OR
                                                                                              ABSTAIN; FOR
                                                                 WHO PROPOSED     WHETHER      OR WITHHOLD     WHETHER VOTE
                                                                    MATTER:      FUND CAST      REGARDING       WAS FOR OR
                                                                   ISSUER /       VOTE ON      ELECTION OF        AGAINST
SUMMARY OF MATTER VOTED ON                                        SHAREHOLDER      MATTER      DIRECTORS)       MANAGEMENT
-------------------------------------------------------------   --------------   ---------   ---------------   ------------
1.      Presenting the financial statements and the             Non-Voting
        Auditor[s] report
2.      Adopt the accounts                                      Management       For         For               For
3.      Approve the actions on profit or loss and to pay a      Management       For         For               For
        dividend of EUR 0.50 per share
4.      Grant discharge from liability                          Management       For         For               For
5.      Approve the remuneration of Board Members               Management       For         For               For
6.      Approve the number of Board Members                     Management       For         For               For
7.      Elect the Board                                         Management       For         For               For
8.      Approve the remuneration of Auditor[s]                  Management       For         For               For
9.      Elect the Auditor[s]                                    Management       For         For               For
10.     Amend the Articles of Association                       Management       For         For               For
11.     Authorize the Board to decide on acquiring the          Management       For         For               For
        Company's own shares
12.     Authorize the Board to decide on share issue and        Management       For         For               For
        special right sentitling to shares
13.     Approve the proposal by the state of Finland            Management       For         For               For
        concerning the appointment of Nomination Committee

--------------------------------------------------------------------------------
CASTELLUM AB. GOTHENBURG

EXCHANGE TICKER SYMBOL: CAST SS                  CUSIP/SECURITY ID: SE0000379190
SHAREHOLDER MEETING DATE: 3/27/2008

                                                                                                 HOW THE
                                                                                               REGISTRANT
                                                                                                CAST ITS
                                                                                               VOTE (E.G.
                                                                                                 FOR OR
                                                                                                 AGAINST
                                                                                              PROPOSAL, OR
                                                                                              ABSTAIN; FOR
                                                                 WHO PROPOSED     WHETHER      OR WITHHOLD     WHETHER VOTE
                                                                    MATTER:      FUND CAST      REGARDING       WAS FOR OR
                                                                   ISSUER /       VOTE ON      ELECTION OF        AGAINST
SUMMARY OF MATTER VOTED ON                                        SHAREHOLDER      MATTER      DIRECTORS)       MANAGEMENT
-------------------------------------------------------------   --------------   ---------   ---------------   ------------
1.      Elect Mr. Claes Beyer to preside as the Chairman of     Management       For         For               For
        the meeting
2.      Approve the voting list                                 Management       For         For               For
3.      Approve the agenda                                      Management       For         For               For
4.      Elect 1 or 2 persons to verify the minutes              Management       For         For               For
5.      Approve whether or not the general meeting has been     Management       For         For               For
        duly convened
6.      Receive the annual accounts and the audit report as     Management       For         For               For
        well as the Group accounts and the Group audit report;
        presentation by the Chairman of the Board of Directors
        and the Managing Director
7.      Adopt the profit and loss account and balance sheet     Management       For         For               For
        as well as the consolidated profit and loss account
        and the consolidated balance sheet
8.      Appprove the allocation of the Company's profit in      Management       For         For               For
        accordance with the adopted balance sheet
        [distribution of SEK 3 per share]
9.      Grant discharge from liability towards the Company in   Management       For         For               For
        respect of the Members of the Board of Directors and
        the Managing Director
10.     Receive the Election Committee's report on its work     Management       For         For               For
11.     Approve the number of the Members of the Board of       Management       For         For               For
        Directors to be set at 7
12.     Approve to increase the current level of remuneration   Management       For         For               For
        to the Members of the Board of Directors by SEK
        140,000 to SEK 1,740,000, out of which SEK 450,000
        should be allocated to the Chairman of the Board of
        Directors and SEK 215,000 to each of the remaining
        Members of the Board of Directors; the amounts include
        compensation for committee work
13.     Re-elect Messrs. Jan Kvarnstrom, Per Berggren,          Management       For         For               For
        Marianne Dicander Alexandersson, Ulla-Britt
        Frajdin-Hellqvist, Christer Jacobson and Goran Linden
        and Mats Wappling as the Members of the Board of
        Directors and Mr. Jan Kvarnstrom as the Chairman of
        the Board of Directors
14.     Appoint a new election committee in preparation for     Management       For         For               For
        the AGM to be held in 2009, in accordance with the
        previously applied model, as specified
15.     Approve the specified guidelines for the remuneration   Management       For         For               For
        to the Members of the Executive Management of the
        Company
16.     Authorize the Board of Directors to acquire on 1 or     Management       For         For               For
        several occasions the Company's own shares provided
        that the Company will at no time hold more than 10% of
        the total shares in the Company and to transfer the
        number of own shares held at the time, with deviation
        from the shareholders' preferential rights; [Authority
        expires at the next AGM]

--------------------------------------------------------------------------------
ST. MODWEN PROPERTIES PLC

EXCHANGE TICKER SYMBOL: SMP LN                   CUSIP/SECURITY ID: SE0000379190
SHAREHOLDER MEETING DATE: 3/28/2008

                                                                                                 HOW THE
                                                                                               REGISTRANT
                                                                                                CAST ITS
                                                                                               VOTE (E.G.
                                                                                                 FOR OR
                                                                                                 AGAINST
                                                                                              PROPOSAL, OR
                                                                                              ABSTAIN; FOR
                                                                 WHO PROPOSED     WHETHER      OR WITHHOLD     WHETHER VOTE
                                                                    MATTER:      FUND CAST      REGARDING       WAS FOR OR
                                                                   ISSUER /       VOTE ON      ELECTION OF        AGAINST
SUMMARY OF MATTER VOTED ON                                        SHAREHOLDER      MATTER      DIRECTORS)       MANAGEMENT
-------------------------------------------------------------   --------------   ---------   ---------------   ------------
1.      Receive and adopt the report of the Directors and the   Management       For         For               For
        accounts for the YE 30 NOV 2007
2.      Declare a final ordinary dividend of 7.8 pence per      Management       For         For               For
        ordinary share
3.I     Re-elect Mr. William Oliver as a Director               Management       For         For               For
3.II    Re-elect Mr. John Salmon as a Director                  Management       For         For               For
3.III   Re-elect Ms. Mary Francis as a Director                 Management       For         For               For
3.IV    Re-elect Mr. Christopher Roshier as a Director          Management       For         For               For
4.      Re-appoint Deloitte and Touche LLP as the Auditors      Management       For         For               For
        and authorize the Directors to determine their
        remuneration
5.      Approve the Directors' remuneration report, as          Management       For         For               For
        specified
6.      Approve to increase, the authority to pay               Management       For         For               For
        Non-Executive Directors' fees in accordance with
        Article 112.1 of the Company's Articles
        of Association, so that such fees paid in the
        aggregate to all Non-Executive Directors shall not in
        any year exceed the sum of GBP 600,000, and such
        maximum shall be increased on each anniversary of the
        date of adoption of this resolution by the movement in
        the retail prices index
7.      Authorize the Directors to allot relevant securities    Management       For         For               For
        and equity securities by Article 8.2 of the Company's
        Articles of Association for such period of Section 80,
        amount shall be GBP 2,922,605; [Authority expires the
        earlier of the conclusion of the AGM of the Company or
        26 JUN 2009]
S.8     Authorize the Directors to allot relevant securities    Management       For         For               For
        and equity securities by Article 8.2 of the Company's
        Articles of Association for such period of Section 89,
        amount shall be GBP 603,870; [Authority expires the
        earlier of the conclusion of the AGM of the Company or
        26 JUN 2009]
S.9     Authorize the Company, in accordance with Article 10    Management       For         For               For
        of its Articles of Association and Section 166 of the
        Companies Act 1985, to make market purchases [Section
        163 of the Companies Act 1985] of any of its own
        12,077,395 ordinary shares of 10p each on such terms
        and in such a manner as the Board of Directors may from
        time to time determine provided that the
        general authority conferred by this resolution not
        permit the payment per share of more than 105% of the
        average market value for such shares derived from the
        London Stock Exchange Daily Official List, for the 5
        business days preceding the date of purchase or less
        than 10p [in each case exclusive of advance
        corporation tax [if any] and expenses payable by the
        Company]; [Authority expires the earlier of the
        conclusion of the next AGM of the Company or 26 JUN
        2009]; and the Company enter into a contract of
        purchase ordinary shares which will or may be executed
        wholly or partly after such expiry

--------------------------------------------------------------------------------
WORKSPACE GROUP PLC

EXCHANGE TICKER SYMBOL: WKP LN                   CUSIP/SECURITY ID: GB0005296354
SHAREHOLDER MEETING DATE: 4/23/2008

                                                                                                 HOW THE
                                                                                               REGISTRANT
                                                                                                CAST ITS
                                                                                               VOTE (E.G.
                                                                                                 FOR OR
                                                                                                 AGAINST
                                                                                              PROPOSAL, OR
                                                                                              ABSTAIN; FOR
                                                                 WHO PROPOSED     WHETHER      OR WITHHOLD     WHETHER VOTE
                                                                    MATTER:      FUND CAST      REGARDING       WAS FOR OR
                                                                   ISSUER /       VOTE ON      ELECTION OF        AGAINST
SUMMARY OF MATTER VOTED ON                                        SHAREHOLDER      MATTER      DIRECTORS)       MANAGEMENT
-------------------------------------------------------------   --------------   ---------   ---------------   ------------
1.      Approve the Workspace Group PLC Long-Term Equity        Management       For         For               For
        Incentive Plan 2008 [the Plan], the principal terms of
        which are specified in the appendix to the circular to
        shareholders dated 28 MAR 2008 and the rules of which
        are produced in draft to the meeting and, for the
        purpose of identification, signed by the Chairman
        and authorize the Directors to adopt the Plan and to
        do all such other acts and things as they may consider
        appropriate to implement the plan

--------------------------------------------------------------------------------
UNIBAIL-RODAMCO, PARIS

EXCHANGE TICKER SYMBOL: UL FP                    CUSIP/SECURITY ID: FR0000124711
SHAREHOLDER MEETING DATE: 4/29/2008

                                                                                                 HOW THE
                                                                                               REGISTRANT
                                                                                                CAST ITS
                                                                                               VOTE (E.G.
                                                                                                 FOR OR
                                                                                                 AGAINST
                                                                                              PROPOSAL, OR
                                                                                              ABSTAIN; FOR
                                                                 WHO PROPOSED     WHETHER      OR WITHHOLD     WHETHER VOTE
                                                                    MATTER:      FUND CAST      REGARDING       WAS FOR OR
                                                                   ISSUER /       VOTE ON      ELECTION OF        AGAINST
SUMMARY OF MATTER VOTED ON                                        SHAREHOLDER      MATTER      DIRECTORS)       MANAGEMENT
-------------------------------------------------------------   --------------   ---------   ---------------   ------------
O.1     Approve the financial statements and statutory reports  Management       For         For               For
O.2     Approve the consolidated financial statements and       Management       For         For               For
        statutory reports
O.3     Approve the allocation of the income and dividends of   Management       For         For               For
        EUR 7 per share
O.4     Approve the Special Auditors' report regarding          Management       For         For               For
        related-party transactions
O.5     Re-elect Mr. Yves Lyon Caen as a Supervisory Board      Management       For         For               For
        Member
O.6     Re-elect Mr. Henri Moulard as a Supervisory Board       Management       For         For               For
        Member
O.7     Re-elect Mr. Bart Okkens as a Supervisory Board Member  Management       For         For               For
O.8     Re-elect Mr. Robert ter Haar as a Supervisory Board     Management       For         For               For
        Member
O.9     Elect Mr. Alec Pelmore as a Supervisory Board Member    Management       For         For               For
O.10    Elect Mr. Mary Harris as a Supervisory Board Member     Management       For         For               For
O.11    Ratify the change of the registered Office's Location   Management       For         For               For
        to 7, place DuChancelier Adenauer, 75016 Paris
O.12    Grant authority to repurchase of up to 10% of issued    Management       For         For               For
        share capital
E.13    Approve the reduction in the share capital via          Management       For         For               For
        cancellation of repurchased shares
E.14    Approve the Employee Stock Purchase Plan                Management       For         For               For
E.15    Amend the Articles 9, 9 Bis, 13, 18 and 21 of Bylaws    Management       For         For               For
        regarding shareholding disclosure thresholds,
        shareholder's identification, Supervisory Board
        Members, allocation of income
E.16    Grant authority to filing of the required               Management       For         For               For
        documents/other formalities

--------------------------------------------------------------------------------
CAPITALAND

EXCHANGE TICKER SYMBOL: CAPL SP                  CUSIP/SECURITY ID: SG1J27887962
SHAREHOLDER MEETING DATE: 4/29/2008

                                                                                                 HOW THE
                                                                                               REGISTRANT
                                                                                                CAST ITS
                                                                                               VOTE (E.G.
                                                                                                 FOR OR
                                                                                                 AGAINST
                                                                                              PROPOSAL, OR
                                                                                              ABSTAIN; FOR
                                                                 WHO PROPOSED     WHETHER      OR WITHHOLD     WHETHER VOTE
                                                                    MATTER:      FUND CAST      REGARDING       WAS FOR OR
                                                                   ISSUER /       VOTE ON      ELECTION OF        AGAINST
SUMMARY OF MATTER VOTED ON                                        SHAREHOLDER      MATTER      DIRECTORS)       MANAGEMENT
-------------------------------------------------------------   --------------   ---------   ---------------   ------------
1.      Receive and adopt the Directors' report and the         Management       For         For               For
        audited financial statements for the YE 31 DEC 2007
        and the Auditors' report thereon
2.      Declare a first and final dividend 1-tier of SGD 0.08   Management       For         For               For
        per share and a special 1-tier dividend of SGD 0.07
        per share for the YE 31 DEC 2007
3.      Approve the Directors' fees of SGD 1,323,900 for the    Management       For         For               For
        YE 31 DEC 2007
4.1     Re-appoint Dr. Hu Tsu Tau as a Director, who retires    Management       For         For               For
        under Section 153(6) of the Companies Act, Chapter 50
        of Singapore, to hold office from the date of this
        AGM until the next AGM
4.2     Re-appoint Mr. Hsuan Owyang as a Director, who          Management       For         For               For
        retires under Section 153(6) of the Companies Act,
        Chapter 50 of Singapore, to hold office from the date
        of this AGM until the next AGM
4.3     Re-appoint Mr. Lim Chin Beng as a Director, who         Management       For         For               For
        retires under Section 153(6) of the Companies Act,
        Chapter 50 of Singapore, to hold office from the date
        of this AGM until the next AGM

4.4     Re-appoint Mr. Richard Edward Hale as a Director, who   Management       For         For               For
        retires under Section 153(6) of the Companies Act,
        Chapter 50 of Singapore, to hold office from the date
        of this AGM until the next AGM
5.1     Re-elect Mr. Jackson Peter Tai as a Director, who       Management       For         For               For
        retires by rotation pursuant to Article 95 of the
        Articles of Association of the Company
5.2     Re-elect Dr. Victor Fung Kwok King as a Director, who   Management       For         For               For
        retires by rotation pursuant to Article 95 of the
        Articles of Association of the Company
6.      Re-appoint Messrs. KPMG as the Auditors of the          Management       For         For               For
        Company and authorize the Directors to fix their
        remuneration
7.      Transact other business                                 Non-Voting
8.a     Authorize the Directors of the Company, pursuant to     Management       For         For               For
        Section 161 of the Companies Act, Chapter 50 of
        Singapore, to: a) i) issue shares in the capital of
        the Company [shares] whether by way of rights, bonus
        or otherwise; and/or ii) make or grant
        offers, agreements or options [collectively,
        Instruments] that might or would require shares to be
        issued, including but not limited to the creation and
        issue of [as well as adjustments to]
        warrants, debentures or other instruments convertible
        into shares, at anytime and upon such terms and
        conditions and for such purposes and to such persons
        as the Directors may in their absolute discretion deem
        fit; and b) [notwithstanding the authority
        conferred by this resolution may have ceased to be in
        force] issue shares in pursuance of any instrument
        made or granted by the Directors while this resolution
        was in force, provided that: 1) the aggregate number
        of shares to be issued pursuant to this
        resolution [including shares to be issued in pursuance
        of Instruments made or granted pursuant to this
        Resolution] does not exceed 50% of
        the issued shares in the capital of the Company [as
        calculated in accordance with this resolution], of
        which the aggregate number of shares to be issued
        other than on a pro rata basis to shareholders of the
        Company [including shares to be issued in pursuance
        of Instruments made or granted pursuant to this
        resolution] does not exceed 20% of the issued shares
        in the capital of the Company [as calculated in
        accordance this resolution]; 2) [subject to
        such manner of calculation as may be prescribed by the
        Singapore Exchange Securities Trading Limited
        [SGX-ST]] for the purpose of determining the aggregate
        number of shares that may be issued, the percentage of
        issued shares shall be based on the number of issued
        shares in the capital of the Company at the time
        this Resolution is passed, after adjusting for: i) new
        shares arising from the conversion or exercise of any
        convertible securities or share options or vesting of
        share awards which are outstanding or subsisting at
        the time this resolution is passed; and ii)
        any subsequent consolidation or subdivision of shares;
        and 3) in exercising the authority conferred by this
        Resolution, the Company shall comply with the
        provisions of the Listing Manual of the SGX-ST for the
        time being in force (unless such compliance has been
        waived by the SGX-ST) and the Articles of
        Association for the time being of the Company;
        [Authority expires the earlier at the conclusion of
        the next AGM of the Company or the date by which the
        next AGM of the Company is required by Law to beheld]
 8.b    Authorize the Directors to: a) grant awards in          Management       For         For               For
        accordance with the provisions of the Capita Land
        Performance Share Plan [Performance Share Plan]
        and/or the Capita Land Restricted Stock Plan
        [Restricted Stock Plan] and; b) allot and issue from
        time to time such number of shares in the Company as
        may be required to be issued pursuant to the exercise
        of options under the Capital and Share Option Plan
        and/or such number of fully paid shares in the Company
        as may be required to be issued pursuant to
        the vesting of awards under the Restricted Stock Plan,
        provided that the aggregate number of shares to be
        issued pursuant to the Capital and Share Plan,
        Performance Share Plan and Restricted Stock Option
        Plan shall not exceeding 15% of the total
        issued shares in the capital of the Company from time
        to time
1.      Authorize the Directors of the Company, for the         Management       For         For               For
        purposes of Sections 76C and 76E of the Companies Act,
        Chapter 50 [the Companies Act], to purchase or
        otherwise acquire ordinary shares in the capital of the
        Company [Shares] not exceeding in aggregate the Maximum
        Limit [as specified], at such price or prices as may be
        determined by the Directors from time to time up to the
        Maximum Price [as specified], whether by way of; (i)
        market purchase(s) on the Singapore Exchange Securities
        Trading Limited [SGX-ST] and/or any other stock
        exchange on which the Shares may for the time being be
        listed and quoted [Other Exchange]; and/or (ii)
        off-market purchase(s) [if effected otherwise than on
        the SGX-ST or, as the case may be, Other Exchange] in
        accordance with any equal access scheme(s) as may be
        determined or formulated by the Directors as they
        consider fit, which scheme(s) shall satisfy all the
        conditions prescribed by the Companies Act, and
        otherwise in accordance with all other laws and
        regulations and rules of the SGXST or, as the case may
        be, Other Exchange as may for the time being be
        applicable, and approve the generally and
        unconditionally [the Share Purchase Mandate];
        [Authority expires the earlier at the conclusion of the
        next AGM of the Company is held or the date by which
        the next AGM of the Company is required by Law to be
        held]; in this Resolution: Average Closing Price means
        the average of the last dealt prices of a Share for the
        5 consecutive Market Days on which the Shares are
        transacted on the SGX-ST or, as the case may be, Other
        Exchange immediately preceding the date of market
        purchase by the Company or, as the case may be, the
        date of the making of the offer pursuant to the
        off-market purchase, and deemed to be adjusted in
        accordance with the listing rules of the SGX-ST for any
        corporate action which occurs after the relevant 5-day
        period; date of the making of the offer & means the
        date on which the Company makes an offer for the
        purchase or acquisition of Shares from shareholders,
        stating therein the purchase price (which shall not be
        more than the Maximum Price) for each Share and the
        relevant terms of the equal access scheme for effecting
        the off-market purchase; Market Day means a day on
        which the SGX-ST is open for trading in securities;
        Maximum Limit means that number of Shares representing
        10% of the issued Shares at the date of the passing of
        this Resolution [excluding any Shares which are held as
        treasury shares]; and; Maximum Price in relation to a
        Share to be purchased or acquired, means the purchase
        price [excluding brokerage, commission, applicable
        goods and services tax and other related expenses]
        shall not exceed: (i) in the case of a market purchase
        of a Share, 105% of the Average Closing Price of the
        Shares; and (ii) in the case of an off-market purchase
        of a Share pursuant to an equal access scheme, 110% of
        the Average Closing Price of the Shares; and authorize
        the Directors of the Company to complete and do all
        such acts and things [including executing such
        documents as may be required] as they and/or he may
        consider expedient or necessary to give effect to the
        transactions contemplated and/or authorized by this
        Resolution
S.2     Amend the Article 91 of the Articles of Association     Management       For         For               For
        of the Company, as specified

--------------------------------------------------------------------------------
YANLORD LAND GROUP LTD.

EXCHANGE TICKER SYMBOL: YLLG SP                  CUSIP/SECURITY ID: SG1T57930854
SHAREHOLDER MEETING DATE: 4/29/2008

                                                                                                 HOW THE
                                                                                               REGISTRANT
                                                                                                CAST ITS
                                                                                               VOTE (E.G.
                                                                                                 FOR OR
                                                                                                 AGAINST
                                                                                              PROPOSAL, OR
                                                                                              ABSTAIN; FOR
                                                                 WHO PROPOSED     WHETHER      OR WITHHOLD     WHETHER VOTE
                                                                    MATTER:      FUND CAST      REGARDING       WAS FOR OR
                                                                   ISSUER /       VOTE ON      ELECTION OF        AGAINST
SUMMARY OF MATTER VOTED ON                                        SHAREHOLDER      MATTER      DIRECTORS)       MANAGEMENT
-------------------------------------------------------------   --------------   ---------   ---------------   ------------
1.      Receive and adopt the Directors' report and the         Management       For         For               For
        audited financial statements of the Company for the
        FYE 31 DEC 2007 together with the Auditors' reports
        thereon
2.      Declare a first and final (one-tier) tax-exempt         Management       For         For               For
        dividend of 1.21 Singapore cents per ordinary share
        for the YE 31 DEC 2007
3.      Approve the payment of the Directors' fees of SGD       Management       For         For               For
        400,000.00 for the YE 31 DEC 2007
4.A     Re-elect Mr. Zhong Sheng Jian as a Director, who        Management       For         For               For
        retired pursuant to Article 91 of the Articles of
        Association (AA) of the Company
4.B     Re-elect Ms. Chan Yiu Ling as a Director, who retired   Management       For         For               For
        pursuant to Article 91 of the Articles of Association
        (AA) of the Company
4.C     Re-elect Mr. Ronald Seah Lim Siang as a Director, who   Management       For         For               For
        retired pursuant to Article 91 of the Articles of
        Association (AA) of the Company
5.      Re-appoint Messrs. Deloitte & Touche as the Auditors    Management       For         For               For
        of the Company and authorize the Directors to fix
        their remuneration
6.      Authorize the Directors of the Company, pursuant to     Management       For         For               For
        Section 161 of the Companies Act, Chapter 50 (the Act)
        and the Listing Manual of the Singapore Exchange
        Securities Trading Limited (SGX-ST), to: a) i) allot
        and issue shares in the capital of the Company
        (shares) whether by way of rights, bonus or
        otherwise; and/or ii) make or grant offers, agreements
        or options (collectively, Instruments and each, an
        Instrument) that might or would require shares to be
        issued, including but not limited to the creation
        and issue of (as well as adjustments to) warrants,
        debentures or other instruments convertible into
        shares, at any time and upon such terms and conditions
        and for such purposes and to such persons as the
        Directors may, in their absolute discretion, deem
        fit; and b) (notwithstanding the authority conferred
        by this resolution may have ceased to be in force)
        issue shares in pursuance of any Instrument made or
        granted by the Directors while this Resolution was in
        force, provided that: 1) the aggregate number of
        shares to be issued pursuant to this Resolution
        (including shares to be issued in pursuance of
        Instruments made or granted pursuant to this
        Resolution) does not exceed 50% of the total number
        of issued shares excluding treasury shares in the
        capital of the Company (as specified), of which the
        aggregate number of shares to be issued other than on
        a pro rata basis to shareholders of the Company
        (including shares to be issued in pursuance
        of Instruments made or granted pursuant to this
        Resolution) does not exceed 20% of the total number of
        issued shares excluding treasury shares in the capital
        of the Company (as specified); 2) (subject to such
        manner of calculation as may be prescribed by SGX-ST)
        for the purpose of determining the aggregate number
        of shares that may be issued under sub-paragraph (1)
        above, the percentage of the total number of issued
        shares excluding treasury shares shall be based on the
        total number of issued shares excluding treasury
        shares in the capital of the Company at
        the time this Resolution is passed, after adjusting
        for: i) new shares arising from the conversion or
        exercise of any convertible securities or share
        options on issue at the time this Resolution
        is passed; and ii) any subsequent bonus issue,
        consolidation or subdivision of shares; 3) in
        exercising the authority conferred by this Resolution,
        the Company shall comply with the provisions of the
        Listing Manual of SGX-ST for the time being in force
        (unless such compliance has been waived by the SGX-ST)
        and the Articles of Association for the time being of
        the Company; and [Authority expires until the
        conclusion of the next AGM of the Company or the date
        by which the next AGM is required by law to be held]
7.      Authorize the Directors to: a) offer and grant          Management       For         For               For
        options in accordance with the provisions of the
        Yanlord Land Group Share Option Scheme 2006 (ESOS
        2006); and b) allot and issue from time to time such
        number of shares in the capital of the Company as may
        be issued pursuant to the exercise of options under
        the ESOS 2006, provided that the aggregate number of
        shares to be issued pursuant to the ESOS 2006 shall
        not exceed 15% of the total issued shares in the
        capital of the Company from time to time
8.      Transact any other business                             Non-Voting

--------------------------------------------------------------------------------
GPT GROUP

EXCHANGE TICKER SYMBOL: GPT AU                   CUSIP/SECURITY ID: AU000000GPT8
SHAREHOLDER MEETING DATE: 5/1/2008

                                                                                                 HOW THE
                                                                                               REGISTRANT
                                                                                                CAST ITS
                                                                                               VOTE (E.G.
                                                                                                 FOR OR
                                                                                                 AGAINST
                                                                                              PROPOSAL, OR
                                                                                              ABSTAIN; FOR
                                                                 WHO PROPOSED     WHETHER      OR WITHHOLD     WHETHER VOTE
                                                                    MATTER:      FUND CAST      REGARDING       WAS FOR OR
                                                                   ISSUER /       VOTE ON      ELECTION OF        AGAINST
SUMMARY OF MATTER VOTED ON                                        SHAREHOLDER      MATTER      DIRECTORS)       MANAGEMENT
-------------------------------------------------------------   --------------   ---------   ---------------   ------------
1.      Re-elect Dr. Kenneth Moss as a Director of the Company  Management       For         For               For
2.      Re-elect Ms. Elizabeth Nos worthy as a Director of the  Management       For         For               For
        Company
3.      Adopt the remuneration report for the YE 31 DEC 2007    Management       For         For               For
4.      Approve, for all purposes, including for the purpose    Management       For         For               For
        of ASX listing Rule 7.2, Exception 9, the GTP Group
        Deferred Stapled Security Plan [the Employee plan], as
        specified, and the issue of stapled securities under
        that plan
5.      Approve, for all purposes, including for the purposes   Management       For         For               For
        of ASX listing Rule 7.2, Exception 9, GTP Group
        Non-executive Director Stapled Security Plan [the NED
        plan], as specified, and the issue of stapled
        securities under that plan

--------------------------------------------------------------------------------
HEALTH CARE REIT, INC.

EXCHANGE TICKER SYMBOL: HCN                      CUSIP/SECURITY ID: 42217K106
SHAREHOLDER MEETING DATE: 5/1/2008

                                                                                                 HOW THE
                                                                                               REGISTRANT
                                                                                                CAST ITS
                                                                                               VOTE (E.G.
                                                                                                 FOR OR
                                                                                                 AGAINST
                                                                                              PROPOSAL, OR
                                                                                              ABSTAIN; FOR
                                                                 WHO PROPOSED     WHETHER      OR WITHHOLD     WHETHER VOTE
                                                                    MATTER:      FUND CAST      REGARDING       WAS FOR OR
                                                                   ISSUER /       VOTE ON      ELECTION OF        AGAINST
SUMMARY OF MATTER VOTED ON                                        SHAREHOLDER      MATTER      DIRECTORS)       MANAGEMENT
-------------------------------------------------------------   --------------   ---------   ---------------   ------------
01      DIRECTOR                                                Management
        1   WILLIAM C. BALLARD, JR.                                              For         For               For
        2   PETER J. GRUA                                                        For         For               For
        3   R. SCOTT TRUMBULL                                                    For         For               For
02      RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP    Management       For         For               For
        AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR
        THE FISCAL YEAR 2008.

--------------------------------------------------------------------------------
DIGITAL REALTY TRUST, INC.

EXCHANGE TICKER SYMBOL: DLR                      CUSIP/SECURITY ID: 253868103
SHAREHOLDER MEETING DATE: 5/5/2008

                                                                                                 HOW THE
                                                                                               REGISTRANT
                                                                                                CAST ITS
                                                                                               VOTE (E.G.
                                                                                                 FOR OR
                                                                                                 AGAINST
                                                                                              PROPOSAL, OR
                                                                                              ABSTAIN; FOR
                                                                 WHO PROPOSED     WHETHER      OR WITHHOLD     WHETHER VOTE
                                                                    MATTER:      FUND CAST      REGARDING       WAS FOR OR
                                                                   ISSUER /       VOTE ON      ELECTION OF        AGAINST
SUMMARY OF MATTER VOTED ON                                        SHAREHOLDER      MATTER      DIRECTORS)       MANAGEMENT
-------------------------------------------------------------   --------------   ---------   ---------------   ------------
01.     DIRECTOR                                                Management
        1   RICHARD A. MAGNUSON                                                  For         For               For
        2   MICHAEL F. FOUST                                                     For         For               For
        3   LAURENCE A. CHAPMAN                                                  For         For               For
        4   KATHLEEN EARLEY                                                      For         For               For
        5   RUANN F. ERNST, PH.D.                                                For         For               For
        6   DENNIS E. SINGLETON                                                  For         For               For
02.     RATIFYING THE SELECTION OF KPMG LLP AS THE COMPANY'S    Management       For         For               For
        INDEPENDENT AUDITORS FOR THE YEAR ENDED DECEMBER 31,
        2008

--------------------------------------------------------------------------------
KERRY PROPERTIES LTD.

EXCHANGE TICKER SYMBOL: 683 HK                   CUSIP/SECURITY ID: BMG524401079
SHAREHOLDER MEETING DATE: 5/6/2008

                                                                                                 HOW THE
                                                                                               REGISTRANT
                                                                                                CAST ITS
                                                                                               VOTE (E.G.
                                                                                                 FOR OR
                                                                                                 AGAINST
                                                                                              PROPOSAL, OR
                                                                                              ABSTAIN; FOR
                                                                 WHO PROPOSED     WHETHER      OR WITHHOLD     WHETHER VOTE
                                                                    MATTER:      FUND CAST      REGARDING       WAS FOR OR
                                                                   ISSUER /       VOTE ON      ELECTION OF        AGAINST
SUMMARY OF MATTER VOTED ON                                        SHAREHOLDER      MATTER      DIRECTORS)       MANAGEMENT
-------------------------------------------------------------   --------------   ---------   ---------------   ------------
1.      Receive and approve the Audited financial statements    Management       For         For               For
        and the reports of the Directors and the Auditors for
        the YE 31 DEC 2007
2.      Declare a final dividend for the YE 31 DEC 2007         Management       For         For               For
3.I     Re-elect Mr. Wong Siu Kong as a Director                Management       For         For               For
3.II    Re-elect Mr. Ho Shut Kan as a Director                  Management       For         For               For
3.III   Re-elect Mr. So Hing Woh  as a Director                 Management       For         For               For
4.      Approve to fix the Directors' fees [including the       Management       For         For               For
        fees payable to members of the Audit and Remuneration
        Committees ]
5.      Re-appoint PricewaterhouseCoopers as the Auditor and    Management       For         For               For
        authorize the Directors of the Company to fix its
        remuneration
6.A     Authorize the Directors of the Company, to allot,       Management       For         For               For
        issue and deal with additional shares in the share
        capital of the Company and make or grant offers,
        agreements, options and other rights, or issue
        warrants and other securities including bonds,
        debentures and notes convertible into shares of the
        Company during and after the relevant period, not
        exceeding 20% of the aggregate nominal amount of the
        issued share capital of the Company at the date
        of passing of this resolution and [if the Directors of
        the Company are so authorized by a separate ordinary
        resolution of the shareholders of the Company] the
        nominal amount of any share capital repurchased by the
        Company subsequent to the passing of this resolution
        [up to a maximum equivalent to 10% of the aggregate
        nominal amount of the issued share capital of
        the Company], otherwise than pursuant to i) a rights
        issue; or ii) the exercise of any option under any
        share option scheme or similar arrangement; or iii)
        any scrip dividend or similar arrangement; or iv) any
        adjustment, after the date of grant or issue of any
        options, rights to subscribe or other securities
        referred to the above, in the price at which shares in
        the Company shall be subscribed, and/or in the number
        of shares in the Company which shall be subscribed, on
        exercise of relevant rights under such
        options, warrants or other securities, such adjustment
        being made in accordance with or as contemplated by
        the terms of such options, rights to subscribe or
        other securities; or v) a specified authority granted
        by the shareholders of the Company in general
        meeting; [Authority expires the earlier of the
        conclusion of the next AGM of the Company or the
        expiry of the period within which the next AGM of the
        Company is required by the Bye-laws of the Company or
        any other applicable laws of Bermuda to be held]
6.B     Authorize the Directors of the Company to repurchase    Management       For         For               For
        its own shares during the relevant period, on the
        Stock Exchange of Hong Kong Limited [the Stock
        Exchange] or any other stock exchange on which the
        shares of the Company may be listed and recognized by
        the Securities and Futures Commission of Hong Kong and
        the Stock Exchange for this purpose during the
        relevant period, not exceeding 10% of the aggregate
        nominal amount of the issued share capital of the
        Company as at the date of passing of this resolution;
        [Authority expires the earlier of the conclusion
        of the next AGM of the Company or the expiry of the
        period within which the next AGM of the Company is
        required by the Bye-laws of the Company or any other
        applicable laws of Bermuda to be held]
6.C     Approve, conditional upon the passing of Resolution     Management       For         For               For
        No. 6B, to extend the general mandate granted to the
        Directors of the Company [pursuant to Resolution No.
        6A or otherwise], conditional upon the passing of
        Resolution 6.B, to allot shares by the addition to the
        aggregate nominal amount of the share capital which
        may be allotted or agreed to be allotted by the
        Directors of the Company pursuant to such general
        mandate of an amount representing the aggregate
        nominal amount of the share capital repurchased by the
        Company pursuant to Resolution 6.B

--------------------------------------------------------------------------------
REGENCY CENTERS CORP.

EXCHANGE TICKER SYMBOL: REG                      CUSIP/SECURITY ID: 758849103
SHAREHOLDER MEETING DATE: 5/6/2008

                                                                                                 HOW THE
                                                                                               REGISTRANT
                                                                                                CAST ITS
                                                                                               VOTE (E.G.
                                                                                                 FOR OR
                                                                                                 AGAINST
                                                                                              PROPOSAL, OR
                                                                                              ABSTAIN; FOR
                                                                 WHO PROPOSED     WHETHER      OR WITHHOLD     WHETHER VOTE
                                                                    MATTER:      FUND CAST      REGARDING       WAS FOR OR
                                                                   ISSUER /       VOTE ON      ELECTION OF        AGAINST
SUMMARY OF MATTER VOTED ON                                        SHAREHOLDER      MATTER      DIRECTORS)       MANAGEMENT
-------------------------------------------------------------   --------------   ---------   ---------------   ------------
01.     DIRECTOR                                                Management
        1  MARTIN E. STEIN, JR.                                                  For         For               For
        2  RAYMOND L. BANK                                                       For         For               For
        3  C. RONALD BLANKENSHIP                                                 For         For               For
        4  A.R. CARPENTER                                                        For         For               For
        5  J. DIX DRUCE                                                          For         For               For
        6  MARY LOU FIALA                                                        For         For               For
        7  BRUCE M. JOHNSON                                                      For         For               For
        8  DOUGLAS S. LUKE                                                       For         For               For
        9  JOHN C. SCHWEITZER                                                    For         For               For
        10 THOMAS G. WATTLES                                                     For         For               For
        11 TERRY N. WORRELL                                                      For         For               For
02.     REAPPROVAL OF PERFORMANCE GOALS UNDER THE COMPANY'S     Management       For         For               For
        LONG-TERM OMNIBUS PLAN.
03.     RATIFICATION OF APPOINTMENT OF KPMG LLP AS              Management       For         For               For
        THE COMPANY'S INDEPENDENT ACCOUNTANTS FOR THE
        YEAR ENDING DECEMBER 31, 2008.

--------------------------------------------------------------------------------
ESSEX PROPERTY TRUST, INC.

EXCHANGE TICKER SYMBOL: ESS                      CUSIP/SECURITY ID: 297178105
SHAREHOLDER MEETING DATE: 5/6/2008

                                                                                                 HOW THE
                                                                                               REGISTRANT
                                                                                                CAST ITS
                                                                                               VOTE (E.G.
                                                                                                 FOR OR
                                                                                                 AGAINST
                                                                                              PROPOSAL, OR
                                                                                              ABSTAIN; FOR
                                                                 WHO PROPOSED     WHETHER      OR WITHHOLD     WHETHER VOTE
                                                                    MATTER:      FUND CAST      REGARDING       WAS FOR OR
                                                                   ISSUER /       VOTE ON      ELECTION OF        AGAINST
SUMMARY OF MATTER VOTED ON                                        SHAREHOLDER      MATTER      DIRECTORS)       MANAGEMENT
-------------------------------------------------------------   --------------   ---------   ---------------   ------------
1.      DIRECTOR                                                Management
        1  DAVID W. BRADY                                                        For         For               For
        2  ROBERT E. LARSON                                                      For         For               For
        3  MICHAEL J. SCHALL                                                     For         For               For
        4  WILLARD H. SMITH, JR.                                                 For         For               For
02.     RATIFICATION OF THE APPOINTMENT OF KPMG LLP AS          Management       For         For               For
        THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR
        THE COMPANY FOR THE YEAR ENDING DECEMBER 31, 2008.

--------------------------------------------------------------------------------
MAPELEY

EXCHANGE TICKER SYMBOL: MAY LN                   CUSIP/SECURITY ID: GB00B0BHCR03
SHAREHOLDER MEETING DATE: 5/7/2008

                                                                                                 HOW THE
                                                                                               REGISTRANT
                                                                                                CAST ITS
                                                                                               VOTE (E.G.
                                                                                                 FOR OR
                                                                                                 AGAINST
                                                                                              PROPOSAL, OR
                                                                                              ABSTAIN; FOR
                                                                 WHO PROPOSED     WHETHER      OR WITHHOLD     WHETHER VOTE
                                                                    MATTER:      FUND CAST      REGARDING       WAS FOR OR
                                                                   ISSUER /       VOTE ON      ELECTION OF        AGAINST
SUMMARY OF MATTER VOTED ON                                        SHAREHOLDER      MATTER      DIRECTORS)       MANAGEMENT
-------------------------------------------------------------   --------------   ---------   ---------------   ------------
1.      Receive and adopt the balance sheet of the Company      Management       For         For               For
        and the consolidated accounts of the Group for the YE
        31 DEC 2007 together with the reports of the Directors
        and the Auditors
2.      Approve the report to the remuneration Committee in     Management       For         For               For
        relation to the policy and practice [as summarized in
        the Annual Review and Summary Financial Summary 2007
        and set out on pages 47 to 50 of the Annual Report and
        Accounts] for the FYE 31 DEC 2007
3.      Re-elect Mr. Roger Carey as a Director                  Management       For         For               For
4.      Re-elect Mr. Charles Parkinson as a Director            Management       For         For               For
5.      Re-appoint Ernst & Young LLP as the Auditors of the     Management       For         For               For
        Company to hold Office from the conclusion of this
        meeting until the conclusion of the next AGM at which
        accounts are laid before the Company and authorize the
        Audit Committee to fix their remuneration

--------------------------------------------------------------------------------
FEDERAL REALTY INVESTMENT TRUST

EXCHANGE TICKER SYMBOL: FRT                      CUSIP/SECURITY ID: 313747206
SHAREHOLDER MEETING DATE: 5/7/2008

                                                                                                 HOW THE
                                                                                               REGISTRANT
                                                                                                CAST ITS
                                                                                               VOTE (E.G.
                                                                                                 FOR OR
                                                                                                 AGAINST
                                                                                              PROPOSAL, OR
                                                                                              ABSTAIN; FOR
                                                                 WHO PROPOSED     WHETHER      OR WITHHOLD     WHETHER VOTE
                                                                    MATTER:      FUND CAST      REGARDING       WAS FOR OR
                                                                   ISSUER /       VOTE ON      ELECTION OF        AGAINST
SUMMARY OF MATTER VOTED ON                                        SHAREHOLDER      MATTER      DIRECTORS)       MANAGEMENT
-------------------------------------------------------------   --------------   ---------   ---------------   ------------
1A      TO ELECT THE FOLLOWING TRUSTEE FOR THE TERM AS SET      Management       For         For               For
        FORTH IN THE ACCOMPANYING PROXY STATEMENT: WARREN M.
        THOMPSON
1B      TO ELECT THE FOLLOWING TRUSTEE FOR THE TERM AS SET      Management       For         For               For
        FORTH IN THE ACCOMPANYING PROXY STATEMENT: DONALD C.
        WOOD
02      TO RATIFY THE APPOINTMENT OF GRANT THORNTON LLP AS THE  Management       For         For               For
        TRUST'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
        FOR THE FISCAL YEAR ENDING DECEMBER 31, 2008.
03      TO CONSIDER A SHAREHOLDER PROPOSAL TO REQUEST THAT OUR  Shareholder      Against     Against           For
        BOARD OF TRUSTEES TAKE THE ACTIONS NECESSARY TO
        DECLASSIFY OUR BOARD OF TRUSTEES IF PROPERLY COMING
        BEFORE THE MEETING OR ANY POSTPONEMENT OR ADJOURNMENT
        THEREOF.

--------------------------------------------------------------------------------
DUNDEE REAL ESTATE INVESTMENT TRUST

                                                 CUSIP/SECURITY ID: 265270207
SHAREHOLDER MEETING DATE: 5/7/2008

                                                                                                 HOW THE
                                                                                               REGISTRANT
                                                                                                CAST ITS
                                                                                               VOTE (E.G.
                                                                                                 FOR OR
                                                                                                 AGAINST
                                                                                              PROPOSAL, OR
                                                                                              ABSTAIN; FOR
                                                                 WHO PROPOSED     WHETHER      OR WITHHOLD     WHETHER VOTE
                                                                    MATTER:      FUND CAST      REGARDING       WAS FOR OR
                                                                   ISSUER /       VOTE ON      ELECTION OF        AGAINST
SUMMARY OF MATTER VOTED ON                                        SHAREHOLDER      MATTER      DIRECTORS)       MANAGEMENT
-------------------------------------------------------------   --------------   ---------   ---------------   ------------
01      ELECTION OF TRUSTEES FOR ALL OF THE NOMINEES            Management       For         For               For
        FOR TRUSTEES OF THE TRUST NAMED IN THE
        ACCOMPANYING MANAGEMENT INFORMATION CIRCULAR.
02      APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE        Management       For         For               For
        AUDITOR OF THE TRUST AND ITS SUBSIDIARIES
        AND AUTHORIZING THE TRUSTEES OF THE TRUST TO FIX
        THE REMUNERATION OF THE AUDITOR.
03      APPROVAL OF THE SPECIAL RESOLUTION (THE TEXT OF WHICH   Management       For         For               For
        IS ATTACHED AS APPENDIX A TO THE ACCOMPANYING
        MANAGEMENT INFORMATION CIRCULAR) AUTHORIZING AND
        APPROVING CERTAIN AMENDMENTS TO THE DISTRIBUTION
        PAYMENT PROVISIONS IN THE TRUST'S AMENDED AND RESTATED
        DECLARATION OF TRUST.

--------------------------------------------------------------------------------
PUBLIC STORAGE

EXCHANGE TICKER SYMBOL: PSA                      CUSIP/SECURITY ID: 74460D109
SHAREHOLDER MEETING DATE: 5/8/2008

                                                                                                 HOW THE
                                                                                               REGISTRANT
                                                                                                CAST ITS
                                                                                               VOTE (E.G.
                                                                                                 FOR OR
                                                                                                 AGAINST
                                                                                              PROPOSAL, OR
                                                                                              ABSTAIN; FOR
                                                                 WHO PROPOSED     WHETHER      OR WITHHOLD     WHETHER VOTE
                                                                    MATTER:      FUND CAST      REGARDING       WAS FOR OR
                                                                   ISSUER /       VOTE ON      ELECTION OF        AGAINST
SUMMARY OF MATTER VOTED ON                                        SHAREHOLDER      MATTER      DIRECTORS)       MANAGEMENT
-------------------------------------------------------------   --------------   ---------   ---------------   ------------
01      DIRECTOR                                                Management
        1  B. WAYNE HUGHES                                                       For         For               For
        2  RONALD L. HAVNER, JR.                                                 For         For               For
        3  HARVEY LENKIN                                                         For         For               For
        4  DANN V. ANGELOFF                                                      For         For               For
        5  WILLIAM C. BAKER                                                      For         For               For
        6  JOHN T. EVANS                                                         For         For               For
        7  URI P. HARKHAM                                                        For         For               For
        8  B. WAYNE HUGHES, JR.                                                  For         For               For
        9  GARY E. PRUITT                                                        For         For               For
        10 DANIEL C. STATON                                                      For         For               For
02      RATIFICATION OF AUDITORS                                Management       For         For               For

--------------------------------------------------------------------------------
SIMON PROPERTY GROUP, INC.

EXCHANGE TICKER SYMBOL: SPG                      CUSIP/SECURITY ID: 828806109
SHAREHOLDER MEETING DATE: 5/8/2008

                                                                                                 HOW THE
                                                                                               REGISTRANT
                                                                                                CAST ITS
                                                                                               VOTE (E.G.
                                                                                                 FOR OR
                                                                                                 AGAINST
                                                                                              PROPOSAL, OR
                                                                                              ABSTAIN; FOR
                                                                 WHO PROPOSED     WHETHER      OR WITHHOLD     WHETHER VOTE
                                                                    MATTER:      FUND CAST      REGARDING       WAS FOR OR
                                                                   ISSUER /       VOTE ON      ELECTION OF        AGAINST
SUMMARY OF MATTER VOTED ON                                        SHAREHOLDER      MATTER      DIRECTORS)       MANAGEMENT
-------------------------------------------------------------   --------------   ---------   ---------------   ------------
01      DIRECTOR                                                Management
        1  BIRCH BAYH                                                            For         For               For
        2  MELVYN E. BERGSTEIN                                                   For         For               For
        3  LINDA WALKER BYNOE                                                    For         For               For
        4  KAREN N. HORN                                                         For         For               For
        5  REUBEN S. LEIBOWITZ                                                   For         For               For
        6  J. ALBERT SMITH, JR.                                                  For         For               For
        7  PIETER S. VAN DEN BERG                                                For         For               For
02      TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP          Management       For         For               For
        AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR
        2008.
03      TO APPROVE THE AMENDED SIMON PROPERTY GROUP, L.P. 1998  Management       For         For               For
        STOCK INCENTIVE PLAN.
04      THE STOCKHOLDER PROPOSAL TO ADOPT A "PAY FOR SUPERIOR   Shareholder      Against     Against           For
        PERFORMANCE PRINCIPLE (SIC)."

--------------------------------------------------------------------------------
AMB PROPERTY CORP.

EXCHANGE TICKER SYMBOL: AMB                      CUSIP/SECURITY ID: 00163T109
SHAREHOLDER MEETING DATE: 5/8/2008

                                                                                                 HOW THE
                                                                                               REGISTRANT
                                                                                                CAST ITS
                                                                                               VOTE (E.G.
                                                                                                 FOR OR
                                                                                                 AGAINST
                                                                                              PROPOSAL, OR
                                                                                              ABSTAIN; FOR
                                                                 WHO PROPOSED     WHETHER      OR WITHHOLD     WHETHER VOTE
                                                                    MATTER:      FUND CAST      REGARDING       WAS FOR OR
                                                                   ISSUER /       VOTE ON      ELECTION OF        AGAINST
SUMMARY OF MATTER VOTED ON                                        SHAREHOLDER      MATTER      DIRECTORS)       MANAGEMENT
-------------------------------------------------------------   --------------   ---------   ---------------   ------------
1A      ELECTION OF DIRECTOR: T. ROBERT BURKE                   Management       For         For               For
1B      ELECTION OF DIRECTOR: DAVID A. COLE                     Management       For         For               For
1C      ELECTION OF DIRECTOR: LYDIA H. KENNARD                  Management       For         For               For
1D      ELECTION OF DIRECTOR: J. MICHAEL LOSH                   Management       For         For               For
1E      ELECTION OF DIRECTOR: HAMID R. MOGHADAM                 Management       For         For               For
1F      ELECTION OF DIRECTOR: FREDERICK W. REID                 Management       For         For               For
1G      ELECTION OF DIRECTOR: JEFFREY L. SKELTON                Management       For         For               For
1H      ELECTION OF DIRECTOR: THOMAS W. TUSHER                  Management       For         For               For
1I      ELECTION OF DIRECTOR: CARL B. WEBB                      Management       For         For               For
02      RATIFICATION OF THE SELECTION                           Management       For         For               For
        OF PRICEWATERHOUSECOOPERS LLP AS THE
        INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF
        AMB PROPERTY CORPORATION FOR THE FISCAL YEAR
        ENDING DECEMBER 31, 2008.

--------------------------------------------------------------------------------
SINO- OCEAN LAND HOLDINGS LTD.

EXCHANGE TICKER SYMBOL: 83 HK                    CUSIP/SECURITY ID: HK3377040226
SHAREHOLDER MEETING DATE: 5/9/2008

                                                                                                 HOW THE
                                                                                               REGISTRANT
                                                                                                CAST ITS
                                                                                               VOTE (E.G.
                                                                                                 FOR OR
                                                                                                 AGAINST
                                                                                              PROPOSAL, OR
                                                                                              ABSTAIN; FOR
                                                                 WHO PROPOSED     WHETHER      OR WITHHOLD     WHETHER VOTE
                                                                    MATTER:      FUND CAST      REGARDING       WAS FOR OR
                                                                   ISSUER /       VOTE ON      ELECTION OF        AGAINST
SUMMARY OF MATTER VOTED ON                                        SHAREHOLDER      MATTER      DIRECTORS)       MANAGEMENT
-------------------------------------------------------------   --------------   ---------   ---------------   ------------
1.      Receive the audited financial statements of the         Management       For         For               For
        Company and the reports of the Directors and Auditors
        for the YE 31 DEC 2007
2.      Declare a final dividend for the YE 31 DEC 2007         Management       For         For               For
3.i     Re-elect Mr. Li Jianhong as a Director and authorize    Management       For         For               For
        the Board of Directors to fix his remuneration
3.ii    Re-elect Mr. Luo Dongjiang as a Director and            Management       For         For               For
        authorize the Board of Directors to fix his
        remuneration
3.iii   Re-elect Mr. Li Ming as a Director and authorize the    Management       For         For               For
        Board of Directors to fix his remuneration
4.      Re-appoint PricewaterhouseCoopers as the Auditors of    Management       For         For               For
        the Company and authorize the Board of Directors to
        fix their remuneration
5.a     Authorize the Directors of the Company to allot,        Management       For         For               For
        issue and deal with additional shares in the Company
        [including the making and granting of offers,
        agreements and options which might require shares to
        be allotted, whether during the continuance of
        such mandate or thereafter] provided that, otherwise
        than pursuant to i) a rights issue where shares are
        offered to shareholders on a fixed record date in
        proportion to their then holdings of shares; ii)
        the exercise of options granted under any share option
        scheme adopted by the Company; or iii) any scrip
        dividend or similar arrangement providing for the
        allotment of shares in lieu of the whole or part of a
        dividend in accordance with the Articles
        of Association of the Company; or iv) the exercise of
        subscription or conversion rights under the terms of
        any warrants and securities, the aggregate nominal
        amount of the shares allotted shall not exceed 20% of
        the aggregate nominal amount of the share capital of
        the Company in issue at the date of passing this
        resolution; [Authority expires the earlier of the
        conclusion of the AGM of the Company or the expiration
        of the period within which the next AGM of the Company
        is to be held by the Articles of Association of the
        Company or any applicable laws]
5.b     Authorize the Directors of the Company to repurchase    Management       For         For               For
        shares of the Company during the relevant period, on
        The Stock Exchange of Hong Kong Limited or any other
        stock exchange on which the shares of the Company have
        been or may be listed and recognized by the Securities
        and Futures Commission under the Hong Kong Code on
        share repurchases for such purposes, subject to and in
        accordance with all applicable laws and regulations,
        at such price as the Directors may at their
        discretion determine in accordance with all applicable
        laws and regulations, not exceeding 10% of the
        aggregate nominal amount of the issued share capital
        of the Company; [Authority expires the earlier of
        the conclusion of the AGM of the Company or the
        expiration of the period within which the next AGM of
        the Company is to be held by the Articles of
        Association of the Company or any applicable laws]
5.c     Approve, conditional upon the passing of Resolutions    Management       For         For               For
        5.A and 5.B,to extend the general mandate granted to
        the Directors to allot, issue and deal with the shares
        pursuant to Resolution 5.A, by an amount representing
        the aggregate nominal amount of the share capital
        repurchased pursuant to Resolution 5.B, provided
        that such amount does not exceed 10% of the aggregate
        nominal amount of the issued share capital of the
        Company at the date of passing this resolution

--------------------------------------------------------------------------------
PROLOGIS

EXCHANGE TICKER SYMBOL: PLD                      CUSIP/SECURITY ID: 743410102
SHAREHOLDER MEETING DATE: 5/9/2008

                                                                                                 HOW THE
                                                                                               REGISTRANT
                                                                                                CAST ITS
                                                                                               VOTE (E.G.
                                                                                                 FOR OR
                                                                                                 AGAINST
                                                                                              PROPOSAL, OR
                                                                                              ABSTAIN; FOR
                                                                 WHO PROPOSED     WHETHER      OR WITHHOLD     WHETHER VOTE
                                                                    MATTER:      FUND CAST      REGARDING       WAS FOR OR
                                                                   ISSUER /       VOTE ON      ELECTION OF        AGAINST
SUMMARY OF MATTER VOTED ON                                        SHAREHOLDER      MATTER      DIRECTORS)       MANAGEMENT
-------------------------------------------------------------   --------------   ---------   ---------------   ------------
01      DIRECTOR                                                Management
        1  STEPHEN L. FEINBERG                                                   For         For               For
        2  GEORGE L. FOTIADES                                                    For         For               For
        3  CHRISTINE N. GARVEY                                                   For         For               For
        4  LAWRENCE V. JACKSON                                                   For         For               For
        5  DONALD P. JACOBS                                                      For         For               For
        6  JEFFREY H. SCHWARTZ                                                   For         For               For
        7  D. MICHAEL STEUERT                                                    For         For               For
        8  J. ANDRE TEIXEIRA                                                     For         For               For
        9  WILLIAM D. ZOLLARS                                                    For         For               For
        10 ANDREA M. ZULBERTI                                                    For         For               For
02      RATIFY THE APPOINTMENT OF THE INDEPENDENT REGISTERED    Management       For         For               For
        PUBLIC ACCOUNTING FIRM FOR 2008.

--------------------------------------------------------------------------------
BOSTON PROPERTIES, INC.

EXCHANGE TICKER SYMBOL: BXP                      CUSIP/SECURITY ID: 101121101
SHAREHOLDER MEETING DATE: 5/12/2008

                                                                                                 HOW THE
                                                                                               REGISTRANT
                                                                                                CAST ITS
                                                                                               VOTE (E.G.
                                                                                                 FOR OR
                                                                                                 AGAINST
                                                                                              PROPOSAL, OR
                                                                                              ABSTAIN; FOR
                                                                 WHO PROPOSED     WHETHER      OR WITHHOLD     WHETHER VOTE
                                                                    MATTER:      FUND CAST      REGARDING       WAS FOR OR
                                                                   ISSUER /       VOTE ON      ELECTION OF        AGAINST
SUMMARY OF MATTER VOTED ON                                        SHAREHOLDER      MATTER      DIRECTORS)       MANAGEMENT
-------------------------------------------------------------   --------------   ---------   ---------------   ------------
01      DIRECTOR                                                Management
        1  LAWRENCE S. BACOW                                                     For         For               For
        2  ZOE BAIRD                                                             For         For               For
        3  ALAN J. PATRICOF                                                      For         For               For
        4  MARTIN TURCHIN                                                        For         For               For
02      TO RATIFY THE AUDIT COMMITTEE'S APPOINTMENT             Management       For         For               For
        OF PRICEWATERHOUSECOOPERS LLP AS BOSTON PROPERTIES,
        INC.'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
        FOR THE FISCAL YEAR ENDING DECEMBER 31, 2008.
03      TO CONSIDER AND ACT UPON A STOCKHOLDER                  Shareholder      Against     Against           For
        PROPOSAL CONCERNING THE ANNUAL ELECTION OF DIRECTORS,
        IF PROPERLY PRESENTED AT THE ANNUAL MEETING.

--------------------------------------------------------------------------------
HEALTHCARE REALTY TRUST, INC.

EXCHANGE TICKER SYMBOL: HR                       CUSIP/SECURITY ID: 421946104
SHAREHOLDER MEETING DATE: 5/13/2008

                                                                                                 HOW THE
                                                                                               REGISTRANT
                                                                                                CAST ITS
                                                                                               VOTE (E.G.
                                                                                                 FOR OR
                                                                                                 AGAINST
                                                                                              PROPOSAL, OR
                                                                                              ABSTAIN; FOR
                                                                 WHO PROPOSED     WHETHER      OR WITHHOLD     WHETHER VOTE
                                                                    MATTER:      FUND CAST      REGARDING       WAS FOR OR
                                                                   ISSUER /       VOTE ON      ELECTION OF        AGAINST
SUMMARY OF MATTER VOTED ON                                        SHAREHOLDER      MATTER      DIRECTORS)       MANAGEMENT
-------------------------------------------------------------   --------------   ---------   ---------------   ------------
01      DIRECTOR                                                Management
        1  DAVID R. EMERY                                                        For         For               For
        2  BATEY M. GRESHAM, JR.                                                 For         For               For
        3  DAN S. WILFORD                                                        For         For               For
02      PROPOSAL TO RATIFY THE APPOINTMENT OF BDOSEIDMAN, LLP   Management       For         For               For
        AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC
        ACCOUNTING FIRM.

--------------------------------------------------------------------------------
BOARDWALK REAL ESTATE INVESTMENT TRUST

EXCHANGE TICKER SYMBOL: BEI-U CN                 CUSIP/SECURITY ID: 096631106
SHAREHOLDER MEETING DATE: 5/13/2008

                                                                                                 HOW THE
                                                                                               REGISTRANT
                                                                                                CAST ITS
                                                                                               VOTE (E.G.
                                                                                                 FOR OR
                                                                                                 AGAINST
                                                                                              PROPOSAL, OR
                                                                                              ABSTAIN; FOR
                                                                 WHO PROPOSED     WHETHER      OR WITHHOLD     WHETHER VOTE
                                                                    MATTER:      FUND CAST      REGARDING       WAS FOR OR
                                                                   ISSUER /       VOTE ON      ELECTION OF        AGAINST
SUMMARY OF MATTER VOTED ON                                        SHAREHOLDER      MATTER      DIRECTORS)       MANAGEMENT
-------------------------------------------------------------   --------------   ---------   ---------------   ------------
01     FIXING THE NUMBER OF TRUSTEES TO BE ELECTED AT THE      Management       For         For               For
       MEETING AT NOT MORE THAN 6.
02     DIRECTOR                                                Management
       1  ARTHUR L. HAVENER, JR.                                                For         For               For
       2  DAVID V. RICHARDS                                                     For         For               For
       3  AL W. MAWANI                                                          For         For               For
       4  JAMES R. DEWALD                                                       For         For               For
       5  SAM KOLIAS                                                            For         For               For
       6  ERNIE W. KAPITZA                                                      For         For               For
03     ADOPTION OF AMENDMENTS TO THE DEFERRED UNIT PLAN OF     Management       For         For               For
       THE TRUST WHICH ARE CONTEMPLATED OR NECESSARY IN
       CONNECTION WITH THE BUSINESS OF THE TRUST, ALL AS MORE
       PARTICULARLY SET FORTH IN THE MANAGEMENT INFORMATION
       CIRCULAR.
04     THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS             Management       For         For               For
       THE AUDITORS OF THE TRUST FOR THE ENSUING YEAR AT
       A REMUNERATION TO BE FIXED BY THE TRUSTEES.
05     RATIFICATION OF DEFERRED UNIT GRANTS PURSUANT TO THE    Management       For         For               For
       DEFERRED UNIT PLAN OF THE TRUST, ALL AS
       MORE PARTICULARLY SET FORTH IN THE
       MANAGEMENT INFORMATION CIRCULAR.
06     ADOPTION OF AMENDMENTS TO THE DECLARATION OF TRUST      Management       For         For               For
       CONSTITUTING THE TRUST WHICH ARE CONTEMPLATED OR
       NECESSARY IN CONNECTION WITH THE BUSINESS OF THE
       TRUST, ALL AS MORE PARTICULARLY SET FORTH IN THE
       MANAGEMENT INFORMATION CIRCULAR.

--------------------------------------------------------------------------------
ALLIED PROPERTIES REAL ESTATE INVESTMENT TRUST

EXCHANGE TICKER SYMBOL: AP-U CN                  CUSIP/SECURITY ID: 019456102
SHAREHOLDER MEETING DATE: 5/14/2008

                                                                                                 HOW THE
                                                                                               REGISTRANT
                                                                                                CAST ITS
                                                                                               VOTE (E.G.
                                                                                                 FOR OR
                                                                                                 AGAINST
                                                                                              PROPOSAL, OR
                                                                                              ABSTAIN; FOR
                                                                 WHO PROPOSED     WHETHER      OR WITHHOLD     WHETHER VOTE
                                                                    MATTER:      FUND CAST      REGARDING       WAS FOR OR
                                                                   ISSUER /       VOTE ON      ELECTION OF        AGAINST
SUMMARY OF MATTER VOTED ON                                        SHAREHOLDER      MATTER      DIRECTORS)       MANAGEMENT
-------------------------------------------------------------   --------------   ---------   ---------------   ------------
01      THE ELECTION OF TRUSTEES NAMED IN THE MANAGEMENT        Management       For         For               For
        INFORMATION CIRCULAR OF THE TRUST DATED APRIL 11,
        2008 (THE "INFORMATION CIRCULAR").
02      THE APPOINTMENT OF BDO DUNWOODY LLP,                    Management       For         For               For
        CHARTERED ACCOUNTANTS, AS AUDITORS OF THE TRUST
        AND AUTHORIZING THE DIRECTORS TO FIX THE REMUNERATION
        OF THE AUDITORS.
03      THE RESOLUTION (THE FULL TEXT OF WHICH IS REPRODUCED    Management       For         For               For
        IN APPENDIX "A" THE INFORMATION CIRCULAR) APPROVING
        INVESTMENT BY THE TRUST IN INCOME PRODUCING OFFICE AND
        RETAIL PROPERTIES IN CANADA.
04      THE RESOLUTION (THE FULL TEXT OF WHICH IS REPRODUCED    Management       For         For               For
        IN APPENDIX "A" THE INFORMATION CIRCULAR) APPROVING
        INVESTMENT BY THE TRUST IN DEVELOPMENT OF OFFICE
        PROPERTIES IN CANADA.
05      THE RESOLUTION (THE FULL TEXT OF WHICH IS REPRODUCED    Management       For         For               For
        IN APPENDIX "A" THE INFORMATION CIRCULAR) APPROVING
        INVESTMENT BY THE TRUST IN INCOME PRODUCING OFFICE
        PROPERTIES IN THE UNITED STATES.

--------------------------------------------------------------------------------
VORNADO REALTY TRUST

EXCHANGE TICKER SYMBOL: VNO                      CUSIP/SECURITY ID: 929042109
SHAREHOLDER MEETING DATE: 5/15/2008

                                                                                                 HOW THE
                                                                                               REGISTRANT
                                                                                                CAST ITS
                                                                                               VOTE (E.G.
                                                                                                 FOR OR
                                                                                                 AGAINST
                                                                                              PROPOSAL, OR
                                                                                              ABSTAIN; FOR
                                                                 WHO PROPOSED     WHETHER      OR WITHHOLD     WHETHER VOTE
                                                                    MATTER:      FUND CAST      REGARDING       WAS FOR OR
                                                                   ISSUER /       VOTE ON      ELECTION OF        AGAINST
SUMMARY OF MATTER VOTED ON                                        SHAREHOLDER      MATTER      DIRECTORS)       MANAGEMENT
-------------------------------------------------------------   --------------   ---------   ---------------   ------------
01      DIRECTOR                                                Management
        1  ANTHONY W. DEERING                                                    For         For               For
        2  MICHAEL LYNNE                                                         For         For               For
        3  ROBERT H. SMITH                                                       For         For               For
        4  RONALD G. TARGAN                                                      For         For               For
02      RATIFICATION OF SELECTION OF INDEPENDENT REGISTERED     Management       For         For               For
        PUBLIC ACCOUNTING FIRM.
03      SHAREHOLDER PROPOSAL REGARDING MAJORITY VOTING FOR      Shareholder      Against     Against           For
        TRUSTEES.

--------------------------------------------------------------------------------
FONCIERE DES REGIONS

EXCHANGE TICKER SYMBOL: FDR FP                   CUSIP/SECURITY ID: FR0000064578
SHAREHOLDER MEETING DATE: 5/16/2008

                                                                                                 HOW THE
                                                                                               REGISTRANT
                                                                                                CAST ITS
                                                                                               VOTE (E.G.
                                                                                                 FOR OR
                                                                                                 AGAINST
                                                                                              PROPOSAL, OR
                                                                                              ABSTAIN; FOR
                                                                 WHO PROPOSED     WHETHER      OR WITHHOLD     WHETHER VOTE
                                                                    MATTER:      FUND CAST      REGARDING       WAS FOR OR
                                                                   ISSUER /       VOTE ON      ELECTION OF        AGAINST
SUMMARY OF MATTER VOTED ON                                        SHAREHOLDER      MATTER      DIRECTORS)       MANAGEMENT
-------------------------------------------------------------   --------------   ---------   ---------------   ------------
o.1     Receive the reports of the Supervisory Board and the    Management       For         For               For
        Auditors, approve the Company's financial statements
        for the YE in 31 DEC 2007, as presented earnings for
        the FY: EUR 276,972,766.12 accordingly the
        shareholders meeting gives permanent discharge to the
        Directors for the performance of their duties during
        the said FY
o.2     Receive the reports of the Executive Committee and      Management       For         For               For
        the Auditors approve the consolidated financial
        statements for the said FY in the form presented to
        the meeting income for the FY : EUR 792,669,000.00
o.3     Approve the shareholders profit for the retained        Management       For         For               For
        earnings account following this appropriation, the
        retained earnings account will show a new balance of
        EUR 276,990,456.12 legal reserve: EUR 12,482,446.80
        dividends EUR 217,586,989.70 retained earnings: EUR
        55,466,289.52. The general shareholders meeting
        authorizes the Executive Board to deduct from the
        account retained earnings, and if necessary the
        accounts share premiums of merger, contributions,
        required amounts to pay the dividend in the event that
        the company holds some of its own shares on such
        date, the amount of the unpaid dividend on such shares
        shall be allocated to the retained earnings account
        the shareholders will receive a net dividend of EUR
        5.30 per share, and will entitle to the 40% deduction
        provided by the French Tax Code this dividend will
        be paid on 23 MAY 2008 the dividend deducted on the
        profit of the Company rises in EUR 45,661,650.00 the
        amount of dividend deducted on the profit of the
        Company rises in EUR 2,565,3 43.35 as required by law,
        it is reminded that for the last 3 FY the dividends
        paid, were as follows: EUR 2.64 for FY 2004 EUR
        4.00 for FY 2005 EUR 2.00 for FY 2006
o.4     Receive the report of the Auditors on agreements        Management       For         For               For
        governed by Article L.225.86 of the French Commercial
        Code; approve the agreements entered into or which
        remained in force during the FY
o.5     Authorize the Executive Committee to buy back the       Management       For         For               For
        Company's shares on the open market, subject to the
        conditions described below: maximum purchase price:
        EUR 200.00, maximum number of shares to be acquired 10%
        of capital maximum funds invested in the share
        buybacks: EUR 400,000,000.00. This authorization
        given for an 18 month period supersedes the
        fraction unused of the authorization granted by the
        shareholders meeting of 23 JUL 2007 in its Resolution
        number 1. The shareholders meeting delegates all powers
        to the Executive Committee to take all necessary
        measures and accomplish all necessary formalities
o.6     Approve and Ratify the cooptation of Societe Bati part  Management       For         For               For
        Immobilieras a Member Supervisory Board until the
        shareholders meeting called to the financial
        statements for the FY 31 DEC 2012
o.7     Appoint Mr. Leo Nardo Del Vecchio as a Member of        Management       For         For               For
        the Supervisory Board for a 6 year period
o.8     Appoint Mr. Ser Gio Erede as a Member of the            Management       For         For               For
        Supervisory Board for a 6 year period
E.9     Approve the shareholders meeting delegates to the       Management       For         For               For
        Executive Committee the necessary powers to increase
        the capital, on one or more occasions, in France or
        abroad, by a maximum nominal amount of EUR
        5,000,000.00, by issuance, with deletion subscription
        rights maintained, of share and debt securities
        the maximum nominal amount of debt securities which
        may be issued shall not exceed EUR 100,000,000.00. This
        authorization is granted for a 26 month period. This
        amount shall count against the overall value set forth
        in resolution number 32. The shareholders
        meeting decides to cancel the shareholders'
        preferential subscription rights. The shareholders
        meeting delegates all powers to the
        executive committee to take all necessary measures and
        accomplish all necessary formalities
E.1     Approve that the shareholders' meeting resolves that    Management       For         For               For
        the Executive Committee may decide to increase the
        number of securities to be issued in the event of a
        capital increase with or without preferential
        subscription right of shareholders, at the same price
        as the initial issue, within 30 days of the closing
        of the subscription period and up to a maximum of 15 %
        of the initial issue this delegation is granted for a
        26 month period
E.11    Approve the shareholders meeting delegates to the       Management       For         For               For
        Executive Committee all powers to grant, in one or
        more transactions, to beneficiaries to be chosen by it
        options giving the right either to subscribe for new
        shares in the company to be issued through a share
        capital increase, or to purchase existing shares
        purchased by the company; it being provided that the
        options shall not give rights to a total number of
        shares, which shall exceed 615,812 share the present
        authorization is granted for a 26 month period the
        shareholders meeting decides to cancel the
        shareholders preferential subscription rights. This
        authorization supersedes the fraction unused of the
        authorization granted by the shareholders meeting of
        04 MAY 2007 in its resolution number 35
        the shareholders meeting delegates all powers to the
        Executive Committee to take all necessary measures and
        accomplish all necessary formalities
E.12    Authorize the Executive Committee to increase the       Management       For         For               For
        share capital on one or more occasions, at its sole
        discretion in favour of employees and corporate
        officers of the company who are Members of a Company
        savings plan. This delegation is given for a 26 month
        period and for a nominal amount that shall not
        exceed EUR 500,000.00. This amount not shall count
        against the overall value the share holders meeting
        decides to cancel the shareholders preferential
        subscription rights in favour of members this
        authorization supersedes the fraction unused of
        the authorization granted by the shareholders meeting
        of 04 MAY 2007 in its resolution number 36 the
        shareholders meeting delegates all powers to the
        executive committee to take all necessary measures and
        accomplish all necessary formalities
E.13    Authorize the Executive Committee to grant for free,    Management       For         For               For
        on one or more occasions existing or future shares, in
        favour of the employees or the corporate officers of
        the company and related companies. They may not
        represent more than 10 % of the share capital the
        present delegation is given for a 38 month period.
        This authorization supersedes the fraction unused of
        the authorization granted by the shareholders meeting
        of 04 MAY 2007 in its resolution number 37 the
        shareholders meeting delegates all powers to the
        executive committee to take all necessary measures and
        accomplish all necessary formalities
E.14    Authorize the Executive Committee to reduce the share   Management       For         For               For
        capital, on one or more occasions and at its sole
        discretion, by canceling all or part of the shares
        held by the company in connection with a stock
        repurchase plan, up to a maximum of 10 % of the
        share capital over a 24 month period. This
        authorization supersedes the fraction unused of the
        authorization granted by the shareholders meeting of
        23 JUL 2007 in its resolution number 4.
        The shareholders meeting delegates all powers to the
        executive committee to take all necessary measures
        and accomplish all necessary formalities
E.15    Grants full powers to the bearer of an original, a      Management       For         For               For
        copy or extract of the minutes of this meeting to
        carry out all filings, publications and other
        formalities prescribed by law

--------------------------------------------------------------------------------
TANGER FACTORY OUTLET CENTERS, INC.

EXCHANGE TICKER SYMBOL: SKT                      CUSIP/SECURITY ID: 875465106
SHAREHOLDER MEETING DATE: 5/16/2008

                                                                                                 HOW THE
                                                                                               REGISTRANT
                                                                                                CAST ITS
                                                                                               VOTE (E.G.
                                                                                                 FOR OR
                                                                                                 AGAINST
                                                                                              PROPOSAL, OR
                                                                                              ABSTAIN; FOR
                                                                 WHO PROPOSED     WHETHER      OR WITHHOLD     WHETHER VOTE
                                                                    MATTER:      FUND CAST      REGARDING       WAS FOR OR
                                                                   ISSUER /       VOTE ON      ELECTION OF        AGAINST
SUMMARY OF MATTER VOTED ON                                        SHAREHOLDER      MATTER      DIRECTORS)       MANAGEMENT
-------------------------------------------------------------   --------------   ---------   ---------------   ------------
01      DIRECTOR                                                Management
        1  STANLEY K. TANGER                                                     For         For               For
        2  STEVEN B. TANGER                                                      For         For               For
        3  JACK AFRICK                                                           For         For               For
        4  WILLIAM G. BENTON                                                     For         For               For
        5  THOMAS E. ROBINSON                                                    For         For               For
        6  ALLAN L. SCHUMAN                                                      For         For               For
02      TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS     Management       For         For               For
        LLP AS THE COMPANY'S INDEPENDENT REGISTERED ACCOUNTING
        FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2008.

--------------------------------------------------------------------------------
VENTAS, INC.

EXCHANGE TICKER SYMBOL: VTR                      CUSIP/SECURITY ID: 92276F100
SHAREHOLDER MEETING DATE: 5/19/2008

                                                                                                 HOW THE
                                                                                               REGISTRANT
                                                                                                CAST ITS
                                                                                               VOTE (E.G.
                                                                                                 FOR OR
                                                                                                 AGAINST
                                                                                              PROPOSAL, OR
                                                                                              ABSTAIN; FOR
                                                                 WHO PROPOSED     WHETHER      OR WITHHOLD     WHETHER VOTE
                                                                    MATTER:      FUND CAST      REGARDING       WAS FOR OR
                                                                   ISSUER /       VOTE ON      ELECTION OF        AGAINST
SUMMARY OF MATTER VOTED ON                                        SHAREHOLDER      MATTER      DIRECTORS)       MANAGEMENT
-------------------------------------------------------------   --------------   ---------   ---------------   ------------
01      DIRECTOR                                                Management
        1  DEBRA A. CAFARO                                                       For         For               For
        2  DOUGLAS CROCKER II                                                    For         For               For
        3  RONALD G. GEARY                                                       For         For               For
        4  JAY M. GELLERT                                                        For         For               For
        5  ROBERT D. REED                                                        For         For               For
        6  SHELI Z. ROSENBERG                                                    For         For               For
        7  JAMES D. SHELTON                                                      For         For               For
        8  THOMAS C. THEOBALD                                                    For         For               For
02      DIRECTORS' PROPOSAL: TO RATIFY THE APPOINTMENT          Management       For         For               For
        OF ERNST & YOUNG LLP AS THE INDEPENDENT
        REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2008.
03      DIRECTOR'S PROPOSAL: TO APPROVE AN AMENDMENT TO THE     Management       For         For               For
        AMENDED AND RESTATED CERTIFICATE OF INCORPORATION TO
        ELIMINATE THE BOARD'S ABILITY TO GRANT WAIVERS FROM
        THE CONSTRUCTIVE OWNERSHIP LIMITATIONS IN ARTICLE X
        THERE OF RELATING TO VENTA'S STATUS AS A QUALIFIED REAL
        ESTATE INVESTMENT TRUST UNDER U.S. FEDERAL INCOME
        TAX LAW.

--------------------------------------------------------------------------------
NORWEGIAN PROPERTY

EXCHANGE TICKER SYMBOL: NPRO NO                  CUSIP/SECURITY ID: NO0010317811
SHAREHOLDER MEETING DATE: 5/20/2008

                                                                                                 HOW THE
                                                                                               REGISTRANT
                                                                                                CAST ITS
                                                                                               VOTE (E.G.
                                                                                                 FOR OR
                                                                                                 AGAINST
                                                                                              PROPOSAL, OR
                                                                                              ABSTAIN; FOR
                                                                 WHO PROPOSED     WHETHER      OR WITHHOLD     WHETHER VOTE
                                                                    MATTER:      FUND CAST      REGARDING       WAS FOR OR
                                                                   ISSUER /       VOTE ON      ELECTION OF        AGAINST
SUMMARY OF MATTER VOTED ON                                        SHAREHOLDER      MATTER      DIRECTORS)       MANAGEMENT
-------------------------------------------------------------   --------------   ---------   ---------------   ------------
1.      Elect a person to Chair the meeting                     Management       For         For               For
2.      Approve the notice and agenda of the general meeting    Management       For         For               For
3.      Elect the person to co-sign the minutes                 Management       For         For               For
4.      Approve the annual accounts and the annual report for   Management       For         For               For
        the FY 2007
5.      Approve to determine the remuneration to the Board of   Management       For         For               For
        Directors
6.      Approve the Auditors fee                                Management       For         For               For
7.      Elect the Board of Directors/Board Members              Management       For         For               For
8.      Approve the Board statement regarding the               Management       For         For               For
        specification of salaries and other remuneration to
        the Management pursuant to the Section 6-16A of the
        Public Limited Liability Companies Act
9.      Elect the Members of the Nomination Committee           Management       For         For               For
10.     Authorize the Board of Directors to increase the        Management       For         For               For
        share capital-cash
11.     Authorize the Board of Directors to increase the        Management       For         For               For
        share capital-contribution in

--------------------------------------------------------------------------------
AVALONBAY COMMUNITIES

EXCHANGE TICKER SYMBOL: AVB                      CUSIP/SECURITY ID: 053484101
SHAREHOLDER MEETING DATE: 5/21/2008

                                                                                                 HOW THE
                                                                                               REGISTRANT
                                                                                                CAST ITS
                                                                                               VOTE (E.G.
                                                                                                 FOR OR
                                                                                                 AGAINST
                                                                                              PROPOSAL, OR
                                                                                              ABSTAIN; FOR
                                                                 WHO PROPOSED     WHETHER      OR WITHHOLD     WHETHER VOTE
                                                                    MATTER:      FUND CAST      REGARDING       WAS FOR OR
                                                                   ISSUER /       VOTE ON      ELECTION OF        AGAINST
SUMMARY OF MATTER VOTED ON                                        SHAREHOLDER      MATTER      DIRECTORS)       MANAGEMENT
-------------------------------------------------------------   --------------   ---------   ---------------   ------------
01      DIRECTOR                                                Management
        1  BRYCE BLAIR                                                           For         For               For
        2  BRUCE A. CHOATE                                                       For         For               For
        3  JOHN J. HEALY, JR.                                                    For         For               For
        4  GILBERT M. MEYER                                                      For         For               For
        5  TIMOTHY J. NAUGHTON                                                   For         For               For
        6  LANCE R. PRIMIS                                                       For         For               For
        7  PETER S. RUMMELL                                                      For         For               For
        8  H. JAY SARLES                                                         For         For               For
02      TO RATIFY THE SELECTION OF ERNST & YOUNG LLP AS THE     Management       For         For               For
        COMPANY'S INDEPENDENT AUDITORS FOR THE YEAR ENDING
        DECEMBER 31, 2008.

--------------------------------------------------------------------------------
PROLOGIS EUROPEAN PROPERTIES

EXCHANGE TICKER SYMBOL: PEPR NA                  CUSIP/SECURITY ID: LU0100194785
SHAREHOLDER MEETING DATE: 5/22/2008

                                                                                                 HOW THE
                                                                                               REGISTRANT
                                                                                                CAST ITS
                                                                                               VOTE (E.G.
                                                                                                 FOR OR
                                                                                                 AGAINST
                                                                                              PROPOSAL, OR
                                                                                              ABSTAIN; FOR
                                                                 WHO PROPOSED     WHETHER      OR WITHHOLD     WHETHER VOTE
                                                                    MATTER:      FUND CAST      REGARDING       WAS FOR OR
                                                                   ISSUER /       VOTE ON      ELECTION OF        AGAINST
SUMMARY OF MATTER VOTED ON                                        SHAREHOLDER      MATTER      DIRECTORS)       MANAGEMENT
-------------------------------------------------------------   --------------   ---------   ---------------   ------------
1.      Approve the financial accounts for the YE 31 DEC 2007   Management       For         For               For
2.      Appoint Ernst and Young S.A. as an Independent          Management       For         For               For
        Auditor, for a term of 1 year until the AGM to be held
        in 2009
3.      Re-elect Mr. Sylvia Toth as an Independent Board        Management       For         For               For
        Member
4.      Re-elect Mr. Geoffrey Bell as an Independent Board      Management       For         For               For
        Member

--------------------------------------------------------------------------------
CORPORATE OFFICE PROPERTIES TRUST

EXCHANGE TICKER SYMBOL: OFC                      CUSIP/SECURITY ID: 22002T108
SHAREHOLDER MEETING DATE: 5/22/2008

                                                                                                 HOW THE
                                                                                               REGISTRANT
                                                                                                CAST ITS
                                                                                               VOTE (E.G.
                                                                                                 FOR OR
                                                                                                 AGAINST
                                                                                              PROPOSAL, OR
                                                                                              ABSTAIN; FOR
                                                                 WHO PROPOSED     WHETHER      OR WITHHOLD     WHETHER VOTE
                                                                    MATTER:      FUND CAST      REGARDING       WAS FOR OR
                                                                   ISSUER /       VOTE ON      ELECTION OF        AGAINST
SUMMARY OF MATTER VOTED ON                                        SHAREHOLDER      MATTER      DIRECTORS)       MANAGEMENT
-------------------------------------------------------------   --------------   ---------   ---------------   ------------
01      DIRECTOR                                                Management
        1  ROBERT L. DENTON                                                      For         For               For
        2  RANDALL M. GRIFFIN                                                    For         For               For
02      ELIMINATION OF THE CLASSIFICATION OF OUR BOARD          Management       For         For               For
        OFTRUSTEES.
03      ADOPTION OF THE 2008 OMNIBUS EQUITY AND INCENTIVE PLAN. Management       For         For               For
04      RATIFICATION OF THE APPOINTMENT OF                      Management       For         For               For
        INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.

--------------------------------------------------------------------------------
CHARTWELL SENIORS HOUSING REAL ESTATE INVESTMENT TRUST

EXCHANGE TICKER SYMBOL: CSH-U CN                 CUSIP/SECURITY ID: 16140U100
SHAREHOLDER MEETING DATE: 5/22/2008

                                                                                                 HOW THE
                                                                                               REGISTRANT
                                                                                                CAST ITS
                                                                                               VOTE (E.G.
                                                                                                 FOR OR
                                                                                                 AGAINST
                                                                                              PROPOSAL, OR
                                                                                              ABSTAIN; FOR
                                                                 WHO PROPOSED     WHETHER      OR WITHHOLD     WHETHER VOTE
                                                                    MATTER:      FUND CAST      REGARDING       WAS FOR OR
                                                                   ISSUER /       VOTE ON      ELECTION OF        AGAINST
SUMMARY OF MATTER VOTED ON                                        SHAREHOLDER      MATTER      DIRECTORS)       MANAGEMENT
-------------------------------------------------------------   --------------   ---------   ---------------   ------------
01      THE ELECTION OF THE NOMINEES NAMED IN THE INFORMATION   Management       For         For               For
        CIRCULAR AS THE TRUSTEES OF CHARTWELL FOR THE ENSUING
        YEAR.
02      THE ELECTION OF THE NOMINEES NAMED IN THE INFORMATION   Management       For         For               For
        CIRCULAR AS TRUSTEES OF CSH TRUST ("CSH") FOR THE
        ENSUING YEAR AND DIRECTING THE CHARTWELL TRUSTEES TO
        VOTE THE UNITS OF CSH HELD BY CHARTWELL SO AS TO ELECT
        SUCH NOMINEES AS TRUSTEES OF CSH.
03      THE ELECTION OF THE NOMINEES NAMED IN THE INFORMATION   Management       For         For               For
        CIRCULAR AS DIRECTORS OF CMCC FOR THE ENSUING YEAR AND
        DIRECTING THE CHARTWELL TRUSTEES TO VOTE THE COMMON
        SHARES OF CMCC HELD BY CHARTWELL SO AS TO ELECT SUCH
        NOMINEES AS DIRECTORS OF CMCC.
04      THE REAPPOINTMENT OF KPMG LLP, CHARTERED ACCOUNTANTS    Management       For         For               For
        AS AUDITORS OF CHARTWELL FOR THE ENSUING YEAR, AT A
        REMUNERATION TO BE DETERMINED BY THE TRUSTEES OF
        CHARTWELL.
05      THE SPECIAL RESOLUTION (RESOLUTION 1 IN APPENDIX "B"    Management       For         For               For
        OF THE INFORMATION CIRCULAR) AMENDING ARTICLES 4.1(H)
        AND 4.2(C) OF THE FOURTH AMENDED AND RESTATED
        DECLARATION OF TRUST OF CHARTWELL DATED NOVEMBER 19,
        2007 (THE "DECLARATION OF TRUST") TO ENABLE CHARTWELL
        TO INVEST IN RAW LAND FOR DEVELOPMENT THAT IS BEING
        ACQUIRED FOR THE PURPOSE OF REPLACING OR RELOCATING AN
        EXISTING FACILITY AND MAKING SIMILAR AMENDMENTS TO
        THE FOURTH AMENDED AND RESTATED LIMITED
        PARTNERSHIP AGREEMENT DATED NOVEMBER 19, 2007
        (THE "PARTNERSHIP AGREEMENT") IN RESPECT OF
        CHARTWELL MASTER CARE LP ("MASTER LP") AND TO THE
        FOURTH AMENDED AND RESTATED DECLARATION OF TRUST
        IN RESPECT OF CSH TRUST DATED NOVEMBER 19, 2007
        (THE "CSH TRUST DECLARATION").
06      THE SPECIAL RESOLUTION (RESOLUTION 2 IN APPENDIX "B"    Management       For         For               For
        OF THE INFORMATION CIRCULAR) AMENDING ARTICLES 1 AND 5
        OF THE DECLARATION OF TRUST TO ELIMINATE ANY REFERENCE
        TO DISTRIBUTABLE INCOME FROM THE DECLARATION OF TRUST
        AND TO PROVIDE THAT DISTRIBUTIONS SHALL BE DETERMINED
        BY THE TRUSTEES AND BY MAKING SIMILAR AMENDMENTS TO
        THE CSH TRUST DECLARATION AND TO THE
        PARTNERSHIP AGREEMENT, AS DESCRIBED IN THE
        INFORMATION CIRCULAR.

--------------------------------------------------------------------------------
MEDICAL PROPERTIES TRUST, INC.

EXCHANGE TICKER SYMBOL: MPW                      CUSIP/SECURITY ID: US58463J3041
SHAREHOLDER MEETING DATE: 5/22/2008

                                                                                                 HOW THE
                                                                                               REGISTRANT
                                                                                                CAST ITS
                                                                                               VOTE (E.G.
                                                                                                 FOR OR
                                                                                                 AGAINST
                                                                                              PROPOSAL, OR
                                                                                              ABSTAIN; FOR
                                                                 WHO PROPOSED     WHETHER      OR WITHHOLD     WHETHER VOTE
                                                                    MATTER:      FUND CAST      REGARDING       WAS FOR OR
                                                                   ISSUER /       VOTE ON      ELECTION OF        AGAINST
SUMMARY OF MATTER VOTED ON                                        SHAREHOLDER      MATTER      DIRECTORS)       MANAGEMENT
-------------------------------------------------------------   --------------   ---------   ---------------   ------------
01      DIRECTOR                                                Management
        1  EDWARD K. ALDAG, JR.                                                  For         For               For
        2  VIRGINIA A. CLARKE                                                    For         For               For
        3  G. STEVEN DAWSON                                                      For         For               For
        4  R. STEVEN HAMNER                                                      For         For               For
        5  ROBERT E. HOLMES, PH.D.                                               For         For               For
        6  SHERRY A. KELLETT                                                     For         For               For
        7  WILLIAM G. MCKENZIE                                                   For         For               For
        8  L. GLENN ORR, JR.                                                     For         For               For
02      TO RATIFY THE APPOINTMENT OF KPMG LLP AS INDEPENDENT    Management       For         For               For
        REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR
        ENDING DECEMBER 31, 2008.

--------------------------------------------------------------------------------
WESTFIELD GROUP

EXCHANGE TICKER SYMBOL: WDC AU                   CUSIP/SECURITY ID: AU000000WDC7
SHAREHOLDER MEETING DATE: 5/23/2008

                                                                                                 HOW THE
                                                                                               REGISTRANT
                                                                                                CAST ITS
                                                                                               VOTE (E.G.
                                                                                                 FOR OR
                                                                                                 AGAINST
                                                                                              PROPOSAL, OR
                                                                                              ABSTAIN; FOR
                                                                 WHO PROPOSED     WHETHER      OR WITHHOLD     WHETHER VOTE
                                                                    MATTER:      FUND CAST      REGARDING       WAS FOR OR
                                                                   ISSUER /       VOTE ON      ELECTION OF        AGAINST
SUMMARY OF MATTER VOTED ON                                        SHAREHOLDER      MATTER      DIRECTORS)       MANAGEMENT
-------------------------------------------------------------   --------------   ---------   ---------------   ------------
02      Approve the Company's remuneration report for the YE    Management       For         For               For
        31 DEC 2007
03      Re-elect Mr. Frank P. Lowy AC, as a Director of the     Management       For         For               For
        Company, who retires by rotation in accordance with
        the Company's Constitution
04      Re-elect Mr. David H. Lowy AM, as a Director of the     Management       For         For               For
        Company, who retires by rotation in accordance with
        the Company's Constitution
05      Re-elect Mr. David M. Gonski AC, as a Director of the   Management       For         For               For
        Company, who retires by rotation in accordance with
        the Company's Constitution
06      Appoint Prof. Judith Sloan, as a Director, who was      Management       For         For               For
        appointed by the Directors during the year as a
        Director expires at the conclusion of the AGM of the
        Company
07      Appoint Mr. John McFarlane, as a Director, who was      Management       For         For               For
        appointed by the Directors during the year as a
        Director expires at the conclusion of the AGM of the
        Company
08      Approve, for the purposes of Listing Rule 10.17 and     Management       For         For               For
        Article 10.9[a] of the Constitution of the Company,
        the maximum aggregate fees payable to Directors be
        increased by AUD 700,000 from AUD 1.8 million to AUD
        2.5 million per annum

--------------------------------------------------------------------------------
DAWNAY DAY TREVERIA PLL

EXCHANGE TICKER SYMBOL: DTR LN                   CUSIP/SECURITY ID: GB00B0RFL714
SHAREHOLDER MEETING DATE: 5/27/2008

                                                                                                 HOW THE
                                                                                               REGISTRANT
                                                                                                CAST ITS
                                                                                               VOTE (E.G.
                                                                                                 FOR OR
                                                                                                 AGAINST
                                                                                              PROPOSAL, OR
                                                                                              ABSTAIN; FOR
                                                                 WHO PROPOSED     WHETHER      OR WITHHOLD     WHETHER VOTE
                                                                    MATTER:      FUND CAST      REGARDING       WAS FOR OR
                                                                   ISSUER /       VOTE ON      ELECTION OF        AGAINST
SUMMARY OF MATTER VOTED ON                                        SHAREHOLDER      MATTER      DIRECTORS)       MANAGEMENT
-------------------------------------------------------------   --------------   ---------   ---------------   ------------
1.      Approve upon the recommendation of the Directors of     Management       For         For               For
        the Company, a final dividend of EUR 2.55c per
        ordinary share in respect of the YE 31 DEC 2007 be
        declared payable on 30 MAY 2008 to those shareholders
        registered at the close of business on 25 APR 2008
2.      Approve and adopt the audited accounts of the Company   Management       For         For               For
        for the YE 31 DEC 2007 and the reports of the
        Directors and the Auditors and any other document
        required to be annexed thereto
3.      Re-appoint Mr. Manfred Maus as a Director of the        Management       For         For               For
        Company, who was obliged to retire
4.      Re-appoint Mr. David Parnell, as a Director of the      Management       For         For               For
        Company who, agreed to retire
5.      Re-appoint Ernst & Young LLC, Douglas, Isle of Man as   Management       For         For               For
        the Auditors of the Company and authorize the
        Directors to determine their remuneration
S.1     Authorize the Company to make market purchases          Management       For         For               For
        [within the meaning of Section 13 of the Companies Act
        1992 of ordinary shares in the capital of the Company
        provided that: the maximum number of ordinary shares
        authorized to be acquired is 90,602,379 [representing
        14.99% of the issued share capital of the Company at
        11 APR 2008]; the minimum price that may be paid for
        each ordinary share is EUR 0.01 [nominal value];
        the maximum price that may be paid for each ordinary
        share is an amount equal to 105% of the average of the
        mid-market quotation for an ordinary share as derived
        from the London Stock Exchange AIM Supplement to the
        Daily Official List for the five business
        days immediately preceding the day on which the
        ordinary shares are contracted to be purchased;
        [Authority expires at the conclusion of the next AGM
        of the Company]; and the Company may make a contract
        to acquire its ordinary shares under the
        authority conferred prior to the expiry of such
        authority, which will or may be executed wholly or
        partly after such authority, and may purchase its
        ordinary shares in pursuance of any such contract
S.2     Authorize the Directors, for the purposes of Article    Management       For         For               For
        10 of the Articles of Association, to allot ordinary
        shares up to an aggregate nominal amount EUR 6,044,188
        representing approximately 1/3 of the nominal value
        share capital of the Company as at 11 APR 2008;
        [Authority expires at the conclusion of next AGM of
        the Company]; the Company to make an offer or enter
        into an agreement which would or might require
        ordinary shares to be allotted after this authority
        expires

--------------------------------------------------------------------------------
TAUBMAN CENTERS

EXCHANGE TICKER SYMBOL: TCO                      CUSIP/SECURITY ID: 876664103
SHAREHOLDER MEETING DATE: 5/29/2008

                                                                                                 HOW THE
                                                                                               REGISTRANT
                                                                                                CAST ITS
                                                                                               VOTE (E.G.
                                                                                                 FOR OR
                                                                                                 AGAINST
                                                                                              PROPOSAL, OR
                                                                                              ABSTAIN; FOR
                                                                 WHO PROPOSED     WHETHER      OR WITHHOLD     WHETHER VOTE
                                                                    MATTER:      FUND CAST      REGARDING       WAS FOR OR
                                                                   ISSUER /       VOTE ON      ELECTION OF        AGAINST
SUMMARY OF MATTER VOTED ON                                        SHAREHOLDER      MATTER      DIRECTORS)       MANAGEMENT
-------------------------------------------------------------   --------------   ---------   ---------------   ------------
01      DIRECTOR                                                Management
        1  RONALD W. TYSOE*                                                      For         For               For
        2  ROBERT S. TAUBMAN**                                                   For         For               For
        3  LISA A. PAYNE**                                                       For         For               For
        4  WILLIAM U. PARFET**                                                   For         For               For
02      RATIFICATION OF THE APPOINTMENT OF KPMG LLP AS          Management       For         For               For
        THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR
        2008.
03      APPROVAL OF THE 2008 OMNIBUS LONG-TERM INCENTIVE PLAN.  Management       For         For               For
04      SHAREHOLDER PROPOSAL REQUESTING THAT THE BOARD OF       Shareholder      Against     Against           For
        DIRECTORS TAKE THE NECESSARY STEPS TO DECLASSIFY THE
        BOARD OF DIRECTORS.

--------------------------------------------------------------------------------
THE MACERICH CO.

EXCHANGE TICKER SYMBOL: MAC                      CUSIP/SECURITY ID: 554382101
SHAREHOLDER MEETING DATE: 5/29/2008

                                                                                                 HOW THE
                                                                                               REGISTRANT
                                                                                                CAST ITS
                                                                                               VOTE (E.G.
                                                                                                 FOR OR
                                                                                                 AGAINST
                                                                                              PROPOSAL, OR
                                                                                              ABSTAIN; FOR
                                                                 WHO PROPOSED     WHETHER      OR WITHHOLD     WHETHER VOTE
                                                                    MATTER:      FUND CAST      REGARDING       WAS FOR OR
                                                                   ISSUER /       VOTE ON      ELECTION OF        AGAINST
SUMMARY OF MATTER VOTED ON                                        SHAREHOLDER      MATTER      DIRECTORS)       MANAGEMENT
-------------------------------------------------------------   --------------   ---------   ---------------   ------------
1A      ELECTION OF DIRECTOR: DANA K. ANDERSON                  Management       For         For               For
1B      ELECTION OF DIRECTOR: DIANA M. LAING                    Management       For         For               For
1C      ELECTION OF DIRECTOR: STANLEY A. MOORE                  Management       For         For               For
02      RATIFICATION OF THE APPOINTMENT OF DELOITTE &TOUCHE     Management       For         For               For
        LLP AS OUR INDEPENDENT ACCOUNTANTS FOR THE YEAR ENDING
        DECEMBER 31, 2008.
03      BOARD PROPOSAL TO AMEND OUR CHARTER TO PROVIDE FOR      Management       For         For               For
        THE DECLASSIFICATION OF OUR BOARD.

--------------------------------------------------------------------------------
DOUGLAS EMMETT, INC. (REIT)

EXCHANGE TICKER SYMBOL: DEI                      CUSIP/SECURITY ID: 25960P109
SHAREHOLDER MEETING DATE: 5/29/2008

                                                                                                 HOW THE
                                                                                               REGISTRANT
                                                                                                CAST ITS
                                                                                               VOTE (E.G.
                                                                                                 FOR OR
                                                                                                 AGAINST
                                                                                              PROPOSAL, OR
                                                                                              ABSTAIN; FOR
                                                                 WHO PROPOSED     WHETHER      OR WITHHOLD     WHETHER VOTE
                                                                    MATTER:      FUND CAST      REGARDING       WAS FOR OR
                                                                   ISSUER /       VOTE ON      ELECTION OF        AGAINST
SUMMARY OF MATTER VOTED ON                                        SHAREHOLDER      MATTER      DIRECTORS)       MANAGEMENT
-------------------------------------------------------------   --------------   ---------   ---------------   ------------
01      DIRECTOR                                                Management
        1  DAN A. EMMETT                                                         For         For               For
        2  JORDAN L. KAPLAN                                                      For         For               For
        3  KENNETH M. PANZER                                                     For         For               For
        4  LESLIE E. BIDER                                                       For         For               For
        5  VICTOR J. COLEMAN                                                     For         For               For
        6  G. SELASSIE MEHRETEAB                                                 For         For               For
        7  THOMAS E. O'HERN                                                      For         For               For
        8  DR. ANDREA RICH                                                       For         For               For
        9  WILLIAM WILSON III                                                    For         For               For
02      TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS OUR   Management       For         For               For
        INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE
        YEAR ENDING DECEMBER 31, 2008.

--------------------------------------------------------------------------------
CHINA RESOURCES LAND LTD.

EXCHANGE TICKER SYMBOL: 1109 HK                  CUSIP/SECURITY ID: KYG2108Y1052
SHAREHOLDER MEETING DATE: 5/30/2008

                                                                                                 HOW THE
                                                                                               REGISTRANT
                                                                                                CAST ITS
                                                                                               VOTE (E.G.
                                                                                                 FOR OR
                                                                                                 AGAINST
                                                                                              PROPOSAL, OR
                                                                                              ABSTAIN; FOR
                                                                 WHO PROPOSED     WHETHER      OR WITHHOLD     WHETHER VOTE
                                                                    MATTER:      FUND CAST      REGARDING       WAS FOR OR
                                                                   ISSUER /       VOTE ON      ELECTION OF        AGAINST
SUMMARY OF MATTER VOTED ON                                        SHAREHOLDER      MATTER      DIRECTORS)       MANAGEMENT
-------------------------------------------------------------   --------------   ---------   ---------------   ------------
1.      Receive and approve the audited financial statements    Management       For         For               For
        and the reports of the Directors and the Auditors for
        the YE 31 DEC 2007
2.      Declare a final dividend                                Management       For         For               For
3.1     Re-elect Mr. Song Lin as a Director                     Management       For         For               For
3.2     Re-elect Mr. Jiang Wei as a Director                    Management       For         For               For
3.3     Re-elect Mr. Liu Yan Jie as a Director                  Management       For         For               For
3.4     Re-elect Mr. Li Fuzuo as a Director                     Management       For         For               For
3.5     Re-elect Mr. Du Wenmin as a Director                    Management       For         For               For
3.6     Re-elect Mr. Wang Shi as a Director                     Management       For         For               For
3.7     Approve to fix the remuneration of the Directors        Management       For         For               For
4.      Re-appoint the Auditors and authorize the Directors     Management       For         For               For
        to fix their remuneration
5.      Authorize the Directors of the Company, subject to      Management       For         For               For
        this resolution, to repurchase shares of HKD 0.10 each
        in the capital of the Company on the Stock Exchange
        of Hong Kong Limited or on any other Stock Exchange
        on which the securities of the Company may be listed
        and recognized by the Securities and Futures
        Commission of Hong Kong and the Stock Exchange for
        this purpose, subject to and in accordance with all
        applicable laws and the requirements of the Rules
        Governing the Listing of Securities on the Stock
        Exchange or of any other Stock Exchange as amended
        from time to time, generally and unconditionally; the
        aggregate nominal amount of shares of the Company
        which the Directors of the Company are authorized to
        repurchase pursuant to this resolution shall not
        exceed 10% of the aggregate nominal amount of the
        issued share capital of the Company as at the date of
        this resolution and the said approval shall be
        limited accordingly; [Authority expires the earlier
        of the conclusion of the next AGM of the Company or
        the expiration of the period within which the next
        AGM of the Company is required by Law to be held]
6.      Authorize the Directors of the Company, subject to      Management       For         For               For
        this resolution, to allot, issue and deal with
        additional shares of HKD 0.10 each in the capital of
        the Company and to make or grant offers, agreements
        and options [including bonds, warrants and debentures
        convertible into shares of the Company] which would or
        might require the exercise of such power be and
        generally and unconditionally to make or grant offers,
        agreements and options[including bonds, warrants and
        debentures convertible into shares of the Company]
        which would or might require the exercise of such
        power after the end of the relevant period; the
        aggregate nominal amount of share capital allotted or
        agreed conditionally or unconditionally to be allotted
        [whether pursuant to an option or otherwise] and
        issued by the Directors of the Company pursuant
        to this resolution, otherwise than i) a rights issue;
        ii) an issue of shares under any Option Scheme or
        similar arrangement for the time being adopted for the
        grant or issue of shares or rights to acquire shares
        of the Company; iii) an issue of shares upon
        the exercise of the subscription or conversion rights
        under the terms of any warrants or any securities of
        the Company which are convertible into shares of the
        Company; or iv) an issue of shares as scrip dividends
        pursuant to the Articles of Association of the Company
        from time to time, shall not exceed 20% of
        the aggregate nominal amount of the issued share
        capital of the Company as at the date of passing this
        resolution; [Authority expires the earlier of the
        conclusion of the next AGM of the Company or the
        expiration of the period within which the next AGM of
        the Company is required by Law to be held]
7.      Authorize the Directors of the Company, subject to      Management       For         For               For
        the passing of the Resolution Nos. 5 and 6 as
        specified in this meeting, to allot, issue and deal
        with additional shares pursuant to Resolution No. 6 as
        specified in this meeting be and is hereby extended
        by the addition there to of an amount representing the
        aggregate nominal amount of shares in the capital of
        the Company repurchased by the Company under the
        authority granted pursuant to Resolution No. 5 as
        specified in this meeting, provided that such amount
        of shares so repurchased shall not exceed 10% of the
        aggregate nominal amount of the issued share capital
        of the Company as at the date of the said resolution

--------------------------------------------------------------------------------
EUROCASTLE INVESTMENT LTD.

EXCHANGE TICKER SYMBOL: ECT NA                   CUSIP/SECURITY ID: GB00B01C5N27
SHAREHOLDER MEETING DATE: 6/4/2008

                                                                                                 HOW THE
                                                                                               REGISTRANT
                                                                                                CAST ITS
                                                                                               VOTE (E.G.
                                                                                                 FOR OR
                                                                                                 AGAINST
                                                                                              PROPOSAL, OR
                                                                                              ABSTAIN; FOR
                                                                 WHO PROPOSED     WHETHER      OR WITHHOLD     WHETHER VOTE
                                                                    MATTER:      FUND CAST      REGARDING       WAS FOR OR
                                                                   ISSUER /       VOTE ON      ELECTION OF        AGAINST
SUMMARY OF MATTER VOTED ON                                        SHAREHOLDER      MATTER      DIRECTORS)       MANAGEMENT
-------------------------------------------------------------   --------------   ---------   ---------------   ------------
1.      Receive and approve the profit and loss account and     Management       For         For               For
        balance sheet of the Company and the reports of the
        Directors and the Auditors thereon for the YE 31 DEC
        2007
2.      Re-elect  Dr. Udo Scheffel and Dr. Simon J Thornton     Management       For         For               For
        as the Directors
3.      Re-appoint Ernst & Young LLP, as the Auditors of the    Management       For         For               For
        Company to hold office from the conclusion of this
        meeting until the conclusion of the next general
        meeting at which accounts are laid before the Company
        and authorize the Directors to determine
        their remuneration
4.      Authorize the Company for the purposes of the           Management       For         For               For
        Companies[purchase of own shares] ordinance 1998[ the
        ordinance] to make market purchases [with the meaning
        of Section 5 of that ordinance] of ordinary shares of
        no par value in the capital of the Company] each, at a
        minimum price of EUR 0.01 per ordinary share
        the maximum number of ordinary shares authorized to be
        purchased shall be 19,178,290 of the Company's issued
        ordinary shares capital and up to 95% of the net asset
        value per share, as specified; [Authority expires the
        earlier of the conclusion of the AGM of the Company or
        the date falling 18 months from the passing of these
        resolutions]; and the Company, before the expiry, may
        make a contract to purchase ordinary shares which
        will or may be executed wholly or partly after such
        expiry
S.5     Amend the Article 2(11), 2(12), 15(1), 16(3) and (4),   Management       For         For               For
        16(10), 34(1),34(3), 34(12) of the Article of
        Association of the Company as specified

--------------------------------------------------------------------------------
DERWENT LONDON PLC

EXCHANGE TICKER SYMBOL: DLN LN                   CUSIP/SECURITY ID: GB0002652740
SHAREHOLDER MEETING DATE: 6/5/2008

                                                                                                 HOW THE
                                                                                               REGISTRANT
                                                                                                CAST ITS
                                                                                               VOTE (E.G.
                                                                                                 FOR OR
                                                                                                 AGAINST
                                                                                              PROPOSAL, OR
                                                                                              ABSTAIN; FOR
                                                                 WHO PROPOSED     WHETHER      OR WITHHOLD     WHETHER VOTE
                                                                    MATTER:      FUND CAST      REGARDING       WAS FOR OR
                                                                   ISSUER /       VOTE ON      ELECTION OF        AGAINST
SUMMARY OF MATTER VOTED ON                                        SHAREHOLDER      MATTER      DIRECTORS)       MANAGEMENT
-------------------------------------------------------------   --------------   ---------   ---------------   ------------
1.      Receive and adopt the report and the accounts for the   Management       For         For               For
        YE 31 DEC 2007
2.      Approve the report of the remuneration Committee for    Management       For         For               For
        the YE 31 DEC 2007
3.      Declare a final dividend of 15.0p per ordinary share    Management       For         For               For
        for the YE 31 DEC 2007
4.      Re-elect Mr. J.C. Ivey as a Director                    Management       For         For               For
5.      Re-elect Mr. S.P. Silver as a Director                  Management       For         For               For
6.      Re-elect Mr. C.J. Odom as a Director                    Management       For         For               For
7.      Re-elect Mr. R.A. Farnes as a Director                  Management       For         For               For
8.      Re-elect Mr. S. J. Neathercoat as a Director            Management       For         For               For
9.      Elect Mr. D.G. Silverman as a Director                  Management       For         For               For
10.     Re-appoint BDO Stoy Hayward LLP as the Auditor and      Management       For         For               For
        authorize the Directors to determine its remuneration
11.     Grant authority for the allotment of relevant           Management       For         For               For
        securities
S.12    Grant authority for the limited disapplication of       Management       For         For               For
        pre-emption rights
S.13    Authorize the Company to exercise its power to          Management       For         For               For
        purchase its own shares
S.14    Adopt the new Articles of Association                   Management       For         For               For
15.     Approve the changes to the Company's Performance        Management       For         For               For
        Share Plan
16.     Grant authority for the implementation of a new         Management       For         For               For
        Employee Share Option Plan

--------------------------------------------------------------------------------
MAPELEY

EXCHANGE TICKER SYMBOL: MAY LN                   CUSIP/SECURITY ID: GB00B0BHCR03
SHAREHOLDER MEETING DATE: 6/13/2008

                                                                                                 HOW THE
                                                                                               REGISTRANT
                                                                                                CAST ITS
                                                                                               VOTE (E.G.
                                                                                                 FOR OR
                                                                                                 AGAINST
                                                                                              PROPOSAL, OR
                                                                                              ABSTAIN; FOR
                                                                 WHO PROPOSED     WHETHER      OR WITHHOLD     WHETHER VOTE
                                                                    MATTER:      FUND CAST      REGARDING       WAS FOR OR
                                                                   ISSUER /       VOTE ON      ELECTION OF        AGAINST
SUMMARY OF MATTER VOTED ON                                        SHAREHOLDER      MATTER      DIRECTORS)       MANAGEMENT
-------------------------------------------------------------   --------------   ---------   ---------------   ------------
1.      Authorize the Company in accordance with the            Management       For         For               For
        Companies [Purchase of own shares] Ordinance 1998 [the
        'Ordinance'] to make market purchases [as specified]
        provided that: the maximum number of ordinary shares
        authorized to be purchased is up to 4,437,320 ordinary
        shares; the minimum price which may be paid for an
        ordinary share is GBP 0.01; the maximum price which
        may be paid for an ordinary share is an amount equal
        to the higher of not more than 5% above the average of
        the middle-market quotations for an ordinary share as
        derived from the London Stock Exchange's Daily
        Official List for the 5 business days
        immediately preceding the day on which that ordinary
        share is purchased and either the higher of the price
        quoted for the last independent trade of or the
        highest current independent bid for any number
        of ordinary shares on the London Stock Exchange at the
        time of purchase; [Authority shall expire at the AGM
        of the Company in 2009 unless such authority is
        varied, revoked or renewed prior to such date by an
        ordinary resolution of the Company in
        general meeting]; the Company may make a contract to
        purchase ordinary shares under such authority prior to
        its expiry which will or may be executed wholly or
        partly after its expiration and the Company may make a
        purchase of ordinary shares pursuant to any
        such contract
S.2     Amend Article 4(3) of the Articles of Association of    Management       For         For               For
        the Company,as specified

--------------------------------------------------------------------------------
SL GREEN REALTY CORP.

EXCHANGE TICKER SYMBOL: SLG                      CUSIP/SECURITY ID: 78440X101
SHAREHOLDER MEETING DATE: 6/25/2008

                                                                                                 HOW THE
                                                                                               REGISTRANT
                                                                                                CAST ITS
                                                                                               VOTE (E.G.
                                                                                                 FOR OR
                                                                                                 AGAINST
                                                                                              PROPOSAL, OR
                                                                                              ABSTAIN; FOR
                                                                 WHO PROPOSED     WHETHER      OR WITHHOLD     WHETHER VOTE
                                                                    MATTER:      FUND CAST      REGARDING       WAS FOR OR
                                                                   ISSUER /       VOTE ON      ELECTION OF        AGAINST
SUMMARY OF MATTER VOTED ON                                        SHAREHOLDER      MATTER      DIRECTORS)       MANAGEMENT
-------------------------------------------------------------   --------------   ---------   ---------------   ------------
01      DIRECTOR                                                Management
        1  MARC HOLLIDAY                                                         For         For               For
        2  JOHN S. LEVY                                                          For         For               For
02      TO RATIFY THE SELECTION OF ERNST & YOUNG LLP AS OUR     Management       For         For               For
        INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE
        FISCAL YEAR ENDING DECEMBER 31, 2008.
03      TO APPROVE AND RATIFY THE ADOPTION OF OUR               Management       For         For               For
        2008 EMPLOYEE STOCK PURCHASE PLAN IN ORDER TO INCREASE
        THE NUMBER OF SHARES THAT MAY BE ISSUED PURSUANT TO
        SUCH PLAN.

--------------------------------------------------------------------------------
MITSUBISH ESTATE COMPANY, LTD.

EXCHANGE TICKER SYMBOL: 8802 JP                  CUSIP/SECURITY ID: JP3899600005
SHAREHOLDER MEETING DATE: 6/27/2008

                                                                                                 HOW THE
                                                                                               REGISTRANT
                                                                                                CAST ITS
                                                                                               VOTE (E.G.
                                                                                                 FOR OR
                                                                                                 AGAINST
                                                                                              PROPOSAL, OR
                                                                                              ABSTAIN; FOR
                                                                 WHO PROPOSED     WHETHER      OR WITHHOLD     WHETHER VOTE
                                                                    MATTER:      FUND CAST      REGARDING       WAS FOR OR
                                                                   ISSUER /       VOTE ON      ELECTION OF        AGAINST
SUMMARY OF MATTER VOTED ON                                        SHAREHOLDER      MATTER      DIRECTORS)       MANAGEMENT
-------------------------------------------------------------   --------------   ---------   ---------------   ------------
1.      Approve Appropriation of Retained Earnings              Management       For         For               For
2.1     Appoint a Director                                      Management       For         For               For
2.2     Appoint a Director                                      Management       For         For               For
2.3     Appoint a Director                                      Management       For         For               For
2.4     Appoint a Director                                      Management       For         For               For
2.5     Appoint a Director                                      Management       For         For               For
2.6     Appoint a Director                                      Management       For         For               For
2.7     Appoint a Director                                      Management       For         For               For
2.8     Appoint a Director                                      Management       For         For               For
2.9     Appoint a Director                                      Management       For         For               For
2.10    Appoint a Director                                      Management       For         For               For

2.11    Appoint a Director                                      Management       For         For               For
2.12    Appoint a Director                                      Management       For         For               For
2.13    Appoint a Director                                      Management       For         For               For
3.1     Appoint a Corporate Auditor                             Management       For         For               For
3.2     Appoint a Corporate Auditor                             Management       For         For               For

--------------------------------------------------------------------------------
MITSUI FUDOSAN

EXCHANGE TICKER SYMBOL: 8801 JP                  CUSIP/SECURITY ID: JP3893200000
SHAREHOLDER MEETING DATE: 6/27/2008

                                                                                                 HOW THE
                                                                                               REGISTRANT
                                                                                                CAST ITS
                                                                                               VOTE (E.G.
                                                                                                 FOR OR
                                                                                                 AGAINST
                                                                                              PROPOSAL, OR
                                                                                              ABSTAIN; FOR
                                                                 WHO PROPOSED     WHETHER      OR WITHHOLD     WHETHER VOTE
                                                                    MATTER:      FUND CAST      REGARDING       WAS FOR OR
                                                                   ISSUER /       VOTE ON      ELECTION OF        AGAINST
SUMMARY OF MATTER VOTED ON                                        SHAREHOLDER      MATTER      DIRECTORS)       MANAGEMENT
-------------------------------------------------------------   --------------   ---------   ---------------   ------------
1.      Approve Appropriation of Retained Earnings              Management       For         For               For
2.1     Appoint a Corporate Auditor                             Management       For         For               For
2.2     Appoint a Corporate Auditor                             Management       For         For               For
3.      Approve Payment of Bonuses to Directors                 Management       For         For               For

--------------------------------------------------------------------------------
CAPITACOMMERCIAL TRUST

EXCHANGE TICKER SYMBOL: CCT SP                   CUSIP/SECURITY ID: SG1P32918333
SHAREHOLDER MEETING DATE: 6/27/2008

                                                                                                 HOW THE
                                                                                               REGISTRANT
                                                                                                CAST ITS
                                                                                               VOTE (E.G.
                                                                                                 FOR OR
                                                                                                 AGAINST
                                                                                              PROPOSAL, OR
                                                                                              ABSTAIN; FOR
                                                                 WHO PROPOSED     WHETHER      OR WITHHOLD     WHETHER VOTE
                                                                    MATTER:      FUND CAST      REGARDING       WAS FOR OR
                                                                   ISSUER /       VOTE ON      ELECTION OF        AGAINST
SUMMARY OF MATTER VOTED ON                                        SHAREHOLDER      MATTER      DIRECTORS)       MANAGEMENT
-------------------------------------------------------------   --------------   ---------   ---------------   ------------
1.      Approve the acquisition of 1 George Street [as          Management       For         For               For
        defined in the circular dated 09 JUN 2008 [the
        'Circular'] issued by Capita Commercial Trust
        Management Limited, as manager of CCT [the 'Manager'],
        to unit holders of CCT (the 'Unitholders') ]from George
        Street Pte Ltd [the 'Vendor'] for a
        purchase consideration of SGD 1,165.0 million [the
        'Acquisition'], on the terms and conditions set out in
        the Call Option Agreement dated 26 MAR 2008 made
        between HSBC Institutional Trust Services [Singapore]
        Limited, as trustee of CCT [the 'Trustee'], and
        the Vendor; (b) approve the entry into of the Sale and
        Purchase Agreement [as defined in the Circular] and
        the Deed of Yield Protection [as defined in the
        Circular]; (c) approve the payment of all fees and
        expenses relating to the Acquisition; and (d)
        authorize the Manager, any Director of the Manager and
        the Trustee to complete and do all such acts and
        things [including executing all such documents as may
        be required] as the Manager, such Director of the
        Manager or, as the case may be, the Trustee
        may consider expedient or necessary or in the
        interests of CCT to give effect to the Acquisition
2.      Approve the issue of new units in CCT ['Units'],        Management       For         For               For
        and/or convertible securities which may be convertible
        into Units [Convertible Securities], in the FYE 31 DEC
        2008 such that the number of new Units [and/or Units
        into which the Convertible Securities may
        be converted] does not exceed 50.0% of the number of
        Units in issue as at 31 DEC 2007 [the 'Base Figure'],
        of which the aggregate number of new Units [and/or
        Units into which the Convertible Securities may be
        converted], where the Units and/or
        Convertible Securities are issued other than on a pro
        rata basis to existing Unitholders, must not be more
        than 20.0% of the Base Figure [the 'General Mandate'];
        (b) pursuant to the General Mandate, the Manager may
        issue Units arising from the conversion of
        the Convertible Securities not withstanding that the
        General Mandate may have ceased to be in force at the
        time the Units are to be issued; (c) where the terms
        of the issue of the Convertible Securities provide for
        adjustment to the number of Convertible Securities in
        the event of rights, bonus or other
        capitalization issues, the Manager may issue
        additional Convertible Securities notwithstanding that
        the General Mandate may have ceased to be in force at
        the time the Convertible Securities are issued;
        and (d)authorize the Manager, any Director and the
        Trustee to complete and do all such acts and things
        [including executing all such documents as may be
        required] as the Manager, such Director or, as the
        case may be, the Trustee may consider expedient or
        necessary or in the interests of CCT to give effect
        to the General Mandate

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) THE CNL FUNDS


By (Signature and Title) /s/ J. Grayson Sanders
                         -----------------------------------------
                         J. Grayson Sanders
                         Principal Executive Officer and President

Date August 26, 2008